UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

Class A Shares - FSMMX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class A Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsmmx. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class A Shares	$99	1.96%

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$1,839,714	659	$10,836	392%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Corporate Obligations Sold Short	-0.7%
Derivative Contracts (Net)	0.0%Footnote Reference^
Preferred Stock	0.0%Footnote Reference^
Convertible Bonds	0.4%
Asset-Backed Securities	6.5%
Corporate Obligations	20.6%
Short-Term Investment	43.7%
Mortgage-Backed Securities	97.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Value shown as 0.0% as a result of rounding.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Long Securities
FNMA or FHLMC TBA, 6.50%, 7/1/2032	32.5%
FNMA or FHLMC TBA, 5.50%, 7/15/2054	26.7%
FNMA or FHLMC TBA, 5.00%, 7/15/2038	12.6%
FNMA or FHLMC TBA, 6.00%, 7/15/2054	5.5%
Barclays Bank Versor MTN	4.4%
Short Securities
U.S. 10-Year Treasury Note	-0.2%
Newell Brands	-0.1%
Fiesta Purchaser	-0.1%
Cleveland-Cliffs	-0.1%
Organon	-0.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-924-4766

  https://fsinvestments.com/investments/all-investments/fsmmx

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund / Class A Shares - FSMMX

Semi-Annual Shareholder Report - June 30, 2024

CHI-SA-TSR-2024-5

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

Class I Shares - FSMSX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class I Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsmsx. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class I Shares	$86	1.71%

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$1,839,714	659	$10,836	392%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Corporate Obligations Sold Short	-0.7%
Derivative Contracts (Net)	0.0%Footnote Reference^
Preferred Stock	0.0%Footnote Reference^
Convertible Bonds	0.4%
Asset-Backed Securities	6.5%
Corporate Obligations	20.6%
Short-Term Investment	43.7%
Mortgage-Backed Securities	97.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote^	Value shown as 0.0% as a result of rounding.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Long Securities
FNMA or FHLMC TBA, 6.50%, 7/1/2032	32.5%
FNMA or FHLMC TBA, 5.50%, 7/15/2054	26.7%
FNMA or FHLMC TBA, 5.00%, 7/15/2038	12.6%
FNMA or FHLMC TBA, 6.00%, 7/15/2054	5.5%
Barclays Bank Versor MTN	4.4%
Short Securities
U.S. 10-Year Treasury Note	-0.2%
Newell Brands	-0.1%
Fiesta Purchaser	-0.1%
Cleveland-Cliffs	-0.1%
Organon	-0.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-924-4766

  https://fsinvestments.com/investments/all-investments/fsmsx

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund III

FS Multi-Strategy Alternatives Fund / Class I Shares - FSMSX

Semi-Annual Shareholder Report - June 30, 2024

CHI-SA-TSR-2024-6

The Advisors' Inner Circle Fund III

FS Managed Futures Fund

Class A Shares - FMFFX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class A Shares of the FS Managed Futures Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fsinvestments.com/investments/mutual-fund-reports. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Managed Futures Fund, Class A Shares	$26	0.50%

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$2,005	13	$0	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.6%
Corporate Obligation	16.0%
Short-Term Investments	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Barclays Bank Versor MTN	16.0%
GSXAT01C Index	0.5%
JPQFMOW1 Index	0.1%
BNPXDITU Index	0.0%
MQIS311 Index	0.0%
GSG US Equity	0.0%
BNPXDITU Index	0.0%
DBTIDUS5 Index	0.0%
DBVSCVP8 Index	0.0%
JPQFMOW1 Index	0.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-924-4766

  https://fsinvestments.com/investments/mutual-fund-reports/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund III

FS Managed Futures Fund / Class A Shares - FMFFX

Semi-Annual Shareholder Report - June 30, 2024

CHI-SA-TSR-2024-3

The Advisors' Inner Circle Fund III

FS Managed Futures Fund

Class I Shares - FMGFX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class I Shares of the FS Managed Futures Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fsinvestments.com/investments/mutual-fund-reports. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Managed Futures Fund, Class I Shares	$13	0.25%

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$2,005	13	$0	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.6%
Corporate Obligation	16.0%
Short-Term Investments	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Barclays Bank Versor MTN	16.0%
GSXAT01C Index	0.5%
JPQFMOW1 Index	0.1%
BNPXDITU Index	0.0%
MQIS311 Index	0.0%
GSG US Equity	0.0%
BNPXDITU Index	0.0%
DBTIDUS5 Index	0.0%
DBVSCVP8 Index	0.0%
JPQFMOW1 Index	0.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-924-4766

  https://fsinvestments.com/investments/mutual-fund-reports/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund III

FS Managed Futures Fund / Class I Shares - FMGFX

Semi-Annual Shareholder Report - June 30, 2024

CHI-SA-TSR-2024-4

The Advisors' Inner Circle Fund III

FS Chiron Real Development Fund

Class A Shares - FARLX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class A Shares of the FS Chiron Real Development Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/farlx. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Real Development Fund, Class A Shares	$76	1.45%

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$73,219	87	$249	196%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.4%
Exchange Traded Funds	2.7%
Common Stock	83.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.9%
Meta Platforms, Class A	4.1%
Apple	4.0%
ServiceNow	3.6%
Microsoft	3.5%
Amazon.com	3.5%
NVIDIA	3.5%
Regeneron Pharmaceuticals	2.9%
PDD Holdings	2.5%
Barrick Gold	2.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-924-4766

  https://fsinvestments.com/investments/all-investments/farlx/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund III

FS Chiron Real Development Fund / Class A Shares - FARLX

Semi-Annual Shareholder Report - June 30, 2024

CHI-SA-TSR-2024-2

The Advisors' Inner Circle Fund III

FS Chiron Real Development Fund

Class I Shares - FSRLX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class I Shares of the FS Chiron Real Development Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsrlx/investments/fsrlx. You can also request this information by contacting us at 877-924-4766.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Real Development Fund, Class I Shares	$63	1.20%

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover
$73,219	87	$249	196%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.4%
Exchange Traded Funds	2.7%
Common Stock	83.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.9%
Meta Platforms, Class A	4.1%
Apple	4.0%
ServiceNow	3.6%
Microsoft	3.5%
Amazon.com	3.5%
NVIDIA	3.5%
Regeneron Pharmaceuticals	2.9%
PDD Holdings	2.5%
Barrick Gold	2.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-924-4766

  https://fsinvestments.com/investments/all-investments/fsrlx/investments/fsrlx/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund III

FS Chiron Real Development Fund / Class I Shares - FSRLX

Semi-Annual Shareholder Report - June 30, 2024

CHI-SA-TSR-2024-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Chiron Real Development Fund

Semi-Annual Financial Statements and Other Information	JUNE 30, 2024

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Consolidated Schedules of Investments	1
Glossary	77
Consolidated Statements of Assets and Liabilties	78
Consolidated Statements of Operations	82
Consolidated Statements of Changes in Net Assets	85
Consolidated Financial Highlights	91
Notes to Consolidated Financial Statements	101
Board of Trustees Considerations in Approving the Sub-Advisory Agreement (Form N-CSRS Item 11)	136

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Funds’ website at https://fsinvestments.com/investments/mutual-fund-reports.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-924-4766; and (ii) on the Funds’ website at https://fsinvestments.com/investments/mutual-fund-reports.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,839,714 (000))
MORTGAGE-BACKED SECURITIES — 97.8%
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — 0.1%
ACREC, Ser 2021-FL1, Cl E
Callable 07/16/24 @ $100
8.446%, TSFR1M + 3.114%, 10/16/36(A) (B)	$1,030	$979
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL2, Cl E
Callable 07/15/24 @ $100
10.329%, TSFR1M + 5.000%, 05/15/37(A) (B)	100	96
AREIT Trust, Ser 2022-CRE6, Cl D
Callable 02/15/25 @ $100
8.183%, SOFR30A + 2.850%, 01/20/37(A) (B)	270	262
AREIT Trust, Ser 2022-CRE6, Cl E
Callable 02/15/25 @ $100
8.733%, SOFR30A + 3.400%, 01/20/37(A) (B)	200	189
MF1, Ser 2021-FL6, Cl E
Callable 07/16/24 @ $100
8.396%, TSFR1M + 3.064%, 07/16/36(A) (B)	440	401
MF1, Ser 2021-FL7, Cl E
Callable 07/16/24 @ $100
8.246%, TSFR1M + 2.914%, 10/16/36(A) (B)	370	333

		2,260

UNITED STATES — 97.7%
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.779%, 06/05/37(A) (B)	240	198
A&D Mortgage Trust, Ser 2024-NQM1, Cl B1
Callable 01/25/27 @ $100
8.582%, 02/25/69(A) (B)	1,000	1,016
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl D
Callable 07/15/24 @ $100
8.393%, TSFR1M + 3.064%, 12/15/35(A) (B)	1,572	1,518
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL1, Cl E
Callable 07/15/24 @ $100
8.843%, TSFR1M + 3.514%, 12/15/35(A) (B)	130	122

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl D
Callable 07/15/24 @ $100
7.643%, TSFR1M + 2.314%, 08/15/34(A) (B)	$200	$197
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl E
Callable 07/15/24 @ $100
7.993%, TSFR1M + 2.664%, 08/15/34(A) (B)	640	617
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl E
Callable 07/15/24 @ $100
8.843%, TSFR1M + 3.514%, 11/15/36(A) (B)	1,830	1,738
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 08/15/24 @ $100
8.333%, SOFR30A + 3.000%, 01/15/37(A) (B)	1,580	1,525
AREIT Trust, Ser 2022-CRE7, Cl E
10.520%, TSFR1M + 5.191%, 06/17/39(A) (B)	110	109
Ashford Hospitality Trust, Ser 2018-ASHF, Cl D
7.601%, TSFR1M + 2.272%, 04/15/35(A) (B)	1,760	1,715
Atrium Hotel Portfolio Trust, Ser 2018-ATRM, Cl F
9.626%, TSFR1M + 4.297%, 06/15/35(A) (B)	410	402
BBCMS Trust, Ser 2018-BXH, Cl F
Callable 10/15/25 @ $100
8.451%, TSFR1M + 3.122%, 10/15/37(A) (B)	690	681
BF Mortgage Trust, Ser 2019-NYT, Cl C
7.326%, TSFR1M + 1.997%, 12/15/35(A) (B)	100	90
BRAVO Residential Funding Trust, Ser 2023-NQM3, Cl M1
Callable 04/25/26 @ $100
4.944%, 09/25/62(A) (B)	1,570	1,430
BRAVO Residential Funding Trust, Ser 2023-NQM7, Cl B2
Callable 10/25/26 @ $100
8.003%, 09/25/63(A) (B)	170	166
BRAVO Residential Funding Trust, Ser 2024-NQM1, Cl B2
Callable 01/25/27 @ $100
8.226%, 12/01/63(A) (B)	100	98

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BRAVO Residential Funding Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/27 @ $100
8.407%, 03/25/64(A) (B)	$100	$98
BX Trust, Ser 2018-GW, Cl G
8.546%, TSFR1M + 3.217%, 05/15/35(A) (B)	2,227	2,214
BX Trust, Ser 2018-GWMZ, Cl MC
11.114%, TSFR1M + 5.785%, 05/15/37(A) (B)	1,580	1,571
BX Trust, Ser 2021-SDMF, Cl F
7.381%, TSFR1M + 2.051%, 09/15/34(A) (B)	1,919	1,842
CAFL Issuer, Ser 2021-RTL1, Cl A2
Callable 07/28/24 @ $100
3.104%, 03/28/29(A) (C)	498	484
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
08/29/29(A) (D)	260	159
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl AX1, IO
Callable 12/25/36 @ $100
0.238%, 03/25/55(A) (B)	10,779	51
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 01/25/37 @ $100
0.301%, 04/25/55(A) (B)	14,460	91
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl B
3.635%, 05/10/35(A) (B)	1,500	1,440
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl D
3.635%, 05/10/35(A) (B)	210	196
CLNY Trust, Ser 2019-IKPR, Cl D
7.468%, TSFR1M + 2.139%, 11/15/38(A) (B)	260	246
COLT Mortgage Loan Trust, Ser 2022-7, Cl B2
Callable 07/25/25 @ $100
6.285%, 04/25/67(A) (B)	180	168
COLT Mortgage Loan Trust, Ser 2023-1, Cl B2
Callable 04/25/26 @ $100
8.079%, 04/25/68(A) (B)	140	136
COLT Mortgage Loan Trust, Ser 2024-2, Cl B2
Callable 03/25/27 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
8.443%, 04/25/69(A) (B)	$100	$98
COLT Mortgage Loan Trust, Ser 2024-INV1, Cl B1
Callable 01/25/27 @ $100
8.161%, 12/25/68(A) (B)	100	100
COLT Mortgage Loan Trust, Ser 2024-INV2, Cl B1
Callable 04/25/27 @ $100
8.188%, 05/25/69(A) (B)	140	140
COMM Mortgage Trust, Ser 2013-CR8, Cl D
Callable 05/10/25 @ $100
3.659%, 06/10/46(A) (B)	170	162
COMM Mortgage Trust, Ser 2013-CR8, Cl E
Callable 05/10/25 @ $100
4.000%, 06/10/46(A) (B)	150	141
COMM Mortgage Trust, Ser 2013-CR8, Cl F
Callable 05/10/25 @ $100
4.000%, 06/10/46(A) (B)	330	304
COMM Mortgage Trust, Ser 2014-LC15, Cl D
Callable 02/10/25 @ $100
4.948%, 04/10/47(A) (B)	309	287
COMM Mortgage Trust, Ser 2015-PC1, Cl C
Callable 06/10/25 @ $100
4.423%, 07/10/50(B)	1,710	1,512
COMM Mortgage Trust, Ser 2019-521F, Cl B
6.576%, TSFR1M + 1.247%, 06/15/34(A) (B)	510	459
COMM Mortgage Trust, Ser 2024-WCL1, Cl D
8.589%, TSFR1M + 3.289%, 06/15/41(A) (B)	1,000	997
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1B2
Callable 01/25/29 @ $100
9.335%, SOFR30A + 4.000%, 01/25/44(A) (B)	150	155
Connecticut Avenue Securities Trust, Ser 2024-R02, Cl 1B2
Callable 02/25/29 @ $100
9.035%, SOFR30A + 3.700%, 02/25/44(A) (B)	350	358
CORE Mortgage Trust, Ser 2019-CORE, Cl E
7.276%, TSFR1M + 1.947%, 12/15/31(A) (B)	1,604	1,435
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
8.451%, 11/25/68(A) (B)	$760	$769
CSMC Trust, Ser 2017-CHOP, Cl H
12.794%, PRIME + 4.294%, 07/15/32(A) (B)	690	621
CSMC Trust, Ser 2017-PFHP, Cl A
6.326%, TSFR1M + 0.997%, 12/15/30(A) (B)	150	145
CSMC Trust, Ser 2021-GATE, Cl C
8.150%, TSFR1M + 2.821%, 12/15/36(A) (B)	300	282
CSMC Trust, Ser 2021-GATE, Cl D
9.000%, TSFR1M + 3.671%, 12/15/36(A) (B)	480	442
CSMC Trust, Ser 2022-ATH3, Cl B1
Callable 08/25/25 @ $100
7.100%, 08/25/67(A) (B)	730	709
CyrusOne Data Centers Issuer I, Ser 2024-3A, Cl A2
4.650%, 05/20/49(A)	120	109
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 07/25/25 @ $100
5.007%, 08/25/67(A) (B)	200	175
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl B1
Callable 09/25/32 @ $100
13.085%, SOFR30A + 7.750%, 01/25/51(A) (B)	130	141
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN3, Cl M2
Callable 09/25/36 @ $100
9.335%, SOFR30A + 4.000%, 11/25/51(A) (B)	40	40
FHLMC Multifamily Structured Credit Risk, Ser 2022-MN4, Cl B1
Callable 08/25/37 @ $100
14.835%, SOFR30A + 9.500%, 05/25/52(A) (B)	130	145
FHLMC Multifamily Structured Credit Risk, Ser 2022-MN4, Cl M2
Callable 08/25/37 @ $100
11.835%, SOFR30A + 6.500%, 05/25/52(A) (B)	867	962
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl B1
Callable 09/25/31 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
14.185%, SOFR30A + 8.850%, 09/25/43(A) (B)	$180	$194
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl M2
Callable 09/25/31 @ $100
11.035%, SOFR30A + 5.700%, 09/25/43(A) (B)	500	542
FHLMC, Ser 2017-356, Cl S5, IO
0.553%, 09/15/47(B)	21,222	2,278
FHLMC, Ser 2017-357, IO
4.500%, 09/15/47	13,481	2,910
FHLMC, Ser 2019-4927, IO
5.000%, 11/25/49	8,874	2,084
FHLMC, Ser 2020-4973, Cl BI, IO
4.500%, 05/25/50	21,058	4,810
FHLMC, Ser 2020-4973, Cl IK, IO
5.000%, 05/25/50	9,121	1,757
FHLMC, Ser 2020-4986, IO
4.500%, 06/25/50	16,212	3,618
FHLMC, Ser 2020-4989, Cl EI, IO
4.000%, 07/25/50	14,504	2,928
FHLMC, Ser 2020-4998, Cl KI, IO
4.000%, 08/25/50	17,308	3,613
FHLMC, Ser 2020-5003, Cl LI, IO
2.500%, 08/25/50	16,242	1,838
FHLMC, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/50	15,875	3,189
FHLMC, Ser 2020-5019, Cl MI, IO
4.000%, 10/25/50	21,819	4,645
FHLMC, Ser 2020-5038, Cl HI, IO
4.000%, 11/25/50	24,482	5,239
FHLMC, Ser 2021-5093, Cl GI, IO
3.000%, 03/25/51	15,079	2,583
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	17,650	3,146
FHLMC, Ser 2021-5112, Cl KI, IO
3.500%, 06/25/51	20,425	3,787
FHLMC, Ser 2021-5134, Cl BI, IO
4.500%, 08/25/51	21,039	4,661

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2021-5152, Cl YI, IO
4.000%, 10/25/49	$13,311	$2,755
FHLMC, Ser 2021-5154, Cl GI, IO
2.000%, 03/25/42	24,259	1,376
FHLMC, Ser 2021-5163, Cl JI, IO
4.000%, 09/25/51	19,653	3,927
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	8,844	1,937
FHLMC, Ser 2021-5182, IO
4.000%, 04/25/51	13,116	2,789
FHLMC, Ser 2021-5184, IO
4.000%, 01/25/52	18,386	3,722
FHLMC, Ser 2022-5191, Cl NI, IO
4.000%, 06/15/42	13,264	2,427
FHLMC, Ser 2022-5250, Cl SA, IO
08/25/52(B) (D)	44,235	2,744
FHLMC, Ser 2022-5252, Cl SP, IO
0.015%, 09/25/52(B)	30,968	1,585
FHLMC, Ser 2022-5270, Cl IB, IO
4.500%, 09/25/50	11,018	2,276
FHLMC, Ser 2022-5279, Cl IM, IO
4.000%, 11/25/51	10,032	1,992
FHLMC, Ser 2023-406, Cl S43, IO
1.865%, 10/25/53(B)	45,291	3,775
FHLMC, Ser 2023-406, Cl S44, IO
1.665%, 10/25/53(B)	88,545	6,891
FHLMC, Ser 2023-406, Cl S5, IO
0.715%, 10/25/53(B)	69,671	3,440
FHLMC, Ser 2023-5290, Cl TS, IO
0.915%, 12/25/52(B)	48,914	3,287
FHLMC, Ser 2023-5296, Cl ST, IO
0.915%, 11/25/52(B)	48,280	3,996
FHLMC, Ser 2023-5336, Cl SA, IO
0.465%, 09/25/53(B)	67,069	2,771
FHLMC, Ser 2023-5344, Cl SA, IO
0.315%, 10/25/53(B)	68,909	2,740
FHLMC, Ser 2023-5354, Cl SL, IO
1.515%, 11/25/53(B)	46,270	3,386
FHLMC, Ser 2024-5412, Cl MI, IO
5.000%, 01/25/49	16,562	2,732

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA or FHLMC TBA
6.500%, 07/01/32	$588,000	$598,428
6.000%, 07/15/54	100,000	100,277
5.500%, 07/15/54	499,000	492,119
5.000%, 07/15/38	240,000	231,938
FNMA, Ser 2012-75, Cl DS, IO
0.500%, 07/25/42(B)	9,137	951
FNMA, Ser 2018-73, Cl SC, IO
0.750%, 10/25/48(B)	20,193	1,978
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	9,169	1,020
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	12,194	2,377
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	31,739	6,755
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	12,418	3,158
FNMA, Ser 2020-77, Cl HI, IO
4.000%, 11/25/50	17,994	3,681
FNMA, Ser 2020-89, Cl KI, IO
4.000%, 12/25/50	23,260	4,565
FNMA, Ser 2021-27, Cl EI, IO
4.500%, 05/25/51	24,293	5,445
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	12,956	2,899
FNMA, Ser 2021-62, Cl DI, IO
4.500%, 09/25/48	9,742	2,182
FNMA, Ser 2021-62, Cl HI, IO
2.500%, 08/25/51	13,498	1,850
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	27,556	5,202
FNMA, Ser 2021-91, Cl NI, IO
3.500%, 01/25/52	20,892	3,921
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	27,197	3,157
FNMA, Ser 2022-74, Cl SA, IO
10/25/52(B) (D)	56,602	1,835
FNMA, Ser 2022-74, Cl US, IO
11/25/52(B) (D)	66,889	2,363

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2022-90, Cl CI, IO
4.500%, 05/25/50	$22,386	$4,639
FNMA, Ser 2023-11, Cl HS, IO
0.840%, 04/25/53(B)	128,169	5,652
FNMA, Ser 2023-11, Cl SA, IO
0.915%, 04/25/53(B)	60,964	3,529
FNMA, Ser 2023-19, Cl SB, IO
1.515%, 05/25/53(B)	20,388	1,505
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	64,839	4,549
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	12,146	2,662
FNMA, Ser 2024-12, Cl DS, IO
0.715%, 03/25/54(B)	47,509	2,573
FNMA, Ser 2024-22, Cl SA, IO
0.765%, 05/25/54(B)	81,101	4,741
FNMA, Ser 2024-24, Cl SB, IO
1.265%, 09/25/53(B)	48,764	3,281
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl F
4.095%, 12/10/36(A) (B)	1,500	1,448
GCAT Trust, Ser 2024-NQM2, Cl B1
Callable 06/25/27 @ $100
7.860%, 06/25/59(A) (B)	1,000	1,000
GCAT Trust, Ser 2024-NQM2, Cl B2
Callable 06/25/27 @ $100
8.136%, 06/25/59(A) (B)	210	203
GNMA, Ser 2010-35, Cl AS, IO
0.297%, 03/20/40(B)	10,889	776
GNMA, Ser 2010-37, Cl SG, IO
0.247%, 03/20/40(B)	8,571	598
GNMA, Ser 2011-70, Cl WI, IO
12/20/40(B) (D)	17,143	614
GNMA, Ser 2015-123, Cl SE, IO
0.267%, 09/20/45(B)	10,051	990
GNMA, Ser 2016-77, Cl SC, IO
0.647%, 10/20/45(B)	13,717	1,512
GNMA, Ser 2017-179, Cl TI, IO
4.500%, 12/20/47	12,248	2,646

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2018-100, Cl S, IO
0.747%, 07/20/48(B)	$10,626	$1,112
GNMA, Ser 2018-21, Cl PI, IO
4.500%, 02/20/48	25,109	5,372
GNMA, Ser 2018-89, Cl LS, IO
0.747%, 06/20/48(B)	17,187	1,841
GNMA, Ser 2018-91, Cl SH, IO
0.797%, 07/20/48(B)	10,598	1,068
GNMA, Ser 2018-91, Cl SJ, IO
0.797%, 07/20/48(B)	11,326	1,156
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	9,473	2,043
GNMA, Ser 2020-127, Cl IY, IO
4.000%, 08/20/50	14,555	2,884
GNMA, Ser 2020-148, Cl IP, IO
4.500%, 02/20/48	21,779	4,660
GNMA, Ser 2020-4, IO
5.000%, 01/20/50	17,082	3,296
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	11,334	2,323
GNMA, Ser 2020-61, IO
4.500%, 05/20/50	17,318	3,437
GNMA, Ser 2021-139, Cl WI, IO
4.048%, 11/20/45(B)	13,587	2,223
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	10,400	2,385
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	16,664	768
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	29,888	3,752
GNMA, Ser 2021-78, Cl IC, IO
4.000%, 05/20/51	28,545	5,070
GNMA, Ser 2022-148, Cl SJ, IO
0.667%, 08/20/52(B)	39,832	2,528
GNMA, Ser 2022-153, Cl SG, IO
0.117%, 09/20/52(B)	39,079	1,376
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	14,174	2,674
GNMA, Ser 2022-193, Cl SA, IO
11/20/52(B) (D)	80,070	1,691

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2022-212, Cl SA, IO
0.817%, 12/20/52(B)	$33,209	$1,485
GNMA, Ser 2022-213, Cl TS, IO
1.517%, 12/20/52(B)	17,066	1,087
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	9,252	1,901
GNMA, Ser 2022-30, Cl IG, IO
3.000%, 02/20/52	25,621	3,724
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	15,885	3,234
GNMA, Ser 2022-5, Cl NI, IO
3.000%, 01/20/52	25,574	3,549
GNMA, Ser 2023-4, Cl SG, IO
0.917%, 01/20/53(B)	85,159	5,672
GNMA, Ser 2023-5, Cl SC, IO
0.867%, 01/20/53(B)	66,173	3,074
GNMA, Ser 2023-82, Cl US, IO
1.417%, 06/20/53(B)	32,084	1,471
GNMA, Ser 2024-65, Cl SU, IO
0.817%, 05/20/53(B)	72,724	3,701
GS Mortgage Securities Trust, Ser 2017-SLP, Cl G
4.744%, 10/10/32(A) (B)	1,790	1,645
GS Mortgage-Backed Securities Trust, Ser 2021-PJ4, Cl AIOS, IO
Callable 12/25/44 @ $100
0.220%, 09/25/51(A) (B)	2,764	34
GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Cl AIOS, IO
Callable 03/25/45 @ $100
0.150%, 11/25/51(A) (B)	6,027	48
GS Mortgage-Backed Securities Trust, Ser 2021-PJ7, Cl AIOS, IO
Callable 05/25/45 @ $100
0.150%, 01/25/52(A) (B)	7,534	63
GS Mortgage-Backed Securities Trust, Ser 2023-CCM1, Cl B2
Callable 02/25/26 @ $100
7.496%, 08/25/53(A) (B)	630	597
GSMS Trust, Ser 2024-FAIR, Cl D
8.214%, 07/15/29(A) (B)	2,750	2,726

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
HPLY Trust, Ser 2019-HIT, Cl F
8.593%, TSFR1M + 3.264%, 11/15/36(A) (B)	$967	$952
Hudsons Bay Simon JV Trust, Ser 2015-HB7, Cl A7
Callable 08/05/24 @ $100
3.914%, 08/05/34(A)	1,251	1,233
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
Callable 07/25/24 @ $100
5.163%, 10/25/55(A) (B)	742	694
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl M1
Callable 05/25/25 @ $100
5.040%, 06/25/67(A) (C)	700	676
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl B
6.436%, TSFR1M + 1.107%, 04/15/37(A) (B)	2,470	2,350
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl D
7.495%, TSFR1M + 2.166%, 04/15/37(A) (B)	195	172
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 10/25/45 @ $100
6.311%, 11/25/53(A) (B)	256	235
J.P. Morgan Mortgage Trust, Ser 2024-2, Cl AX3, IO
Callable 09/25/36 @ $100
0.438%, 08/25/54(A) (B)	5,012	32
J.P. Morgan Mortgage Trust, Ser 2024-4, Cl AX3, IO
Callable 02/25/37 @ $100
0.215%, 10/25/54(A) (B)	4,818	16
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl F
Callable 01/15/25 @ $100
3.750%, 04/15/47(A) (B)	710	639
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl D1
Callable 11/15/25 @ $100
4.290%, 12/15/48(A) (B)	490	428
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/25 @ $100
12.263%, TSFR1M + 6.934%, 03/15/36(A) (B)	1,125	1,115

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/25 @ $100
13.761%, TSFR1M + 8.432%, 03/15/36(A) (B)	$405	$401
MAD Mortgage Trust, Ser 2017-330M, Cl B
3.478%, 08/15/34(A) (B)	100	90
MAD Mortgage Trust, Ser 2017-330M, Cl D
4.108%, 08/15/34(A) (B)	100	85
MCR Mortgage Trust, Ser 2024-HTL, Cl F
10.982%, TSFR1M + 5.653%, 02/15/37(A) (B)	337	340
MF1, Ser 2020-FL4, Cl D
Callable 07/15/24 @ $100
9.543%, TSFR1M + 4.214%, 11/15/35(A) (B)	300	294
MFA Trust, Ser 2022-RTL1, Cl A2
6.413%, 04/26/27(A) (C)	312	299
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl D
Callable 07/15/24 @ $100
4.816%, 08/15/47(A) (B)	200	197
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl D
Callable 06/15/25 @ $100
4.275%, 07/15/50(A) (B)	1,160	1,077
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl E
Callable 08/15/25 @ $100
4.466%, 05/15/48(A) (B)	170	141
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
Callable 10/12/24 @ $100
3.727%, 10/12/50(A)	893	854
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl F
Callable 07/15/24 @ $100
8.178%, TSFR1M + 2.851%, 07/15/35(A) (B)	1,000	997
Morgan Stanley Capital I Trust, Ser 2019-MEAD, Cl D
Callable 11/10/24 @ $100
3.283%, 11/10/36(A) (B)	330	301
Morgan Stanley Capital I, Ser 2024-BPR2, Cl E
9.044%, 05/05/29(A) (B)	160	147

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Morgan Stanley Capital I, Ser 2024-BPR2, Cl X, IO
1.073%, 05/05/29(A) (B)	$2,289	$85
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B4
Callable 01/25/37 @ $100
7.560%, 02/25/54(A) (B)	130	129
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 01/25/37 @ $100
7.560%, 02/25/54(A) (B)	100	92
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B6
Callable 01/25/37 @ $100
7.560%, 02/25/54(A) (B)	120	90
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl E
Callable 12/15/33 @ $100
4.000%, 12/15/56(A)	100	67
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl XD, IO
Callable 09/15/33 @ $100
3.252%, 12/15/56(A) (B)	1,000	201
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl M10
Callable 10/25/30 @ $100
11.835%, SOFR30A + 6.500%, 11/25/53(A) (B)	990	1,109
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
10.522%, TSFR1M + 5.193%, 03/15/35(A) (B)	1,125	1,122
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B1
Callable 02/25/27 @ $100
7.912%, 03/25/64(A) (B)	2,000	1,991
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B2
Callable 02/25/27 @ $100
8.114%, 03/25/64(A) (B)	190	184
NLT Trust, Ser 2023-1, Cl B1
Callable 04/25/44 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
3.723%, 10/25/62(A) (B)	$270	$162
NLT Trust, Ser 2023-1, Cl B2
Callable 04/25/44 @ $100
3.723%, 10/25/62(A) (B)	230	120
NLT Trust, Ser 2023-1, Cl B3
Callable 04/25/44 @ $100
3.723%, 10/25/62(A) (B)	400	184
NYO Commercial Mortgage Trust, Ser 2021-1290, Cl C
7.439%, TSFR1M + 2.109%, 11/15/38(A) (B)	140	131
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 11/25/47 @ $100
0.210%, 10/25/51(A) (B)	3,955	46
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
4.077%, 05/10/39(A) (B)	150	107
PRKCM Trust, Ser 2023-AFC1, Cl B2
Callable 02/25/26 @ $100
7.555%, 02/25/58(A) (B)	430	411
PRKCM Trust, Ser 2023-AFC3, Cl B1
Callable 08/25/26 @ $100
7.861%, 09/25/58(A) (B)	120	119
PRKCM Trust, Ser 2023-AFC3, Cl B2
Callable 08/25/26 @ $100
7.861%, 09/25/58(A) (B)	110	106
PRKCM Trust, Ser 2024-AFC1, Cl B2
Callable 02/25/27 @ $100
8.500%, 03/25/59(A) (B)	180	177
PRKCM Trust, Ser 2024-HOME1, Cl B1
Callable 05/25/27 @ $100
7.736%, 05/25/59(A) (B)	150	149
PRKCM Trust, Ser 2024-HOME1, Cl B2
Callable 05/25/27 @ $100
7.736%, 05/25/59(A) (B)	150	143
PRPM Trust, Ser 2023-NQM2, Cl B1
Callable 09/25/26 @ $100
7.026%, 08/25/68(A) (B)	290	281
PRPM Trust, Ser 2023-NQM2, Cl B2
Callable 09/25/26 @ $100
7.026%, 08/25/68(A) (B)	290	269

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
PRPM Trust, Ser 2023-NQM3, Cl B1
Callable 01/25/27 @ $100
7.498%, 11/25/68(A) (B)	$160	$157
PRPM Trust, Ser 2023-NQM3, Cl B2
Callable 01/25/27 @ $100
7.498%, 11/25/68(A) (B)	310	292
PRPM Trust, Ser 2024-NQM1, Cl B1
Callable 03/25/27 @ $100
7.557%, 12/25/68(A) (B)	170	166
PRPM Trust, Ser 2024-RCF3, Cl M2
Callable 05/25/26 @ $100
4.000%, 05/25/54(A) (C)	310	247
Rate Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 10/25/45 @ $100
0.214%, 10/25/51(A) (B)	2,105	25
RCKT Mortgage Trust, Ser 2021-4, Cl AX1, IO
Callable 07/25/47 @ $100
0.507%, 09/25/51(A) (B)	9,603	254
Saluda Grade Alternative Mortgage Trust, Ser 2024-RTL4, Cl A2
Callable 07/25/26 @ $100
7.500%, 02/25/30(A) (C)	350	332
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M2
Callable 09/25/40 @ $100
10.235%, SOFR30A + 4.900%, 02/26/52(A) (B)	217	239
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M3
Callable 09/25/40 @ $100
11.185%, SOFR30A + 5.850%, 02/26/52(A) (B)	317	357
SCG Mortgage Trust, Ser 2024-MSP, Cl E
10.266%, TSFR1M + 4.937%, 04/15/41(A) (B)	1,630	1,623
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.745%, 12/10/34(A) (B)	1,500	1,511
THPT Mortgage Trust, Ser 2023-THL, Cl F
7.428%, 12/10/34(A) (B)	170	154
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
Callable 07/10/24 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
3.663%, 06/10/30(A)	$3	$3
UBS-BAMLL Trust, Ser 2012-WRM, Cl C
Callable 07/10/24 @ $100
4.379%, 06/10/30(A) (B)	240	214
Velocity Commercial Capital Loan Trust, Ser 2023-RTL1, Cl A2
Callable 01/25/25 @ $100
9.500%, 07/25/28(A) (C)	990	1,000
Verus Securitization Trust, Ser 2019-INV2, Cl B1
Callable 07/25/24 @ $100
4.452%, 07/25/59(A) (B)	140	132
Verus Securitization Trust, Ser 2022-4, Cl B2
Callable 04/25/25 @ $100
4.782%, 04/25/67(A) (B)	160	130
Verus Securitization Trust, Ser 2022-6, Cl B2
Callable 06/25/25 @ $100
4.929%, 06/25/67(A) (B)	400	327
Verus Securitization Trust, Ser 2022-INV1, Cl B2
Callable 08/25/25 @ $100
5.834%, 08/25/67(A) (B)	510	466
Verus Securitization Trust, Ser 2023-3, Cl B2
Callable 04/25/26 @ $100
7.883%, 03/25/68(A) (B)	100	97
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100
8.094%, 06/25/68(A) (B)	173	170
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100
7.826%, 09/25/68(A) (B)	190	183
Verus Securitization Trust, Ser 2023-8, Cl B1
Callable 12/25/26 @ $100
8.138%, 12/25/68(A) (B)	1,500	1,500
Verus Securitization Trust, Ser 2023-8, Cl B2
Callable 12/25/26 @ $100
8.138%, 12/25/68(A) (B)	100	98
Verus Securitization Trust, Ser 2023-INV1, Cl B2
Callable 02/25/26 @ $100
7.558%, 02/25/68(A) (B)	890	863
Verus Securitization Trust, Ser 2023-INV2, Cl B2
Callable 07/25/26 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
8.135%, 08/25/68(A) (B)	$220	$215
Verus Securitization Trust, Ser 2023-INV3, Cl B1
Callable 11/25/26 @ $100
8.257%, 11/25/68(A) (B)	180	180
Verus Securitization Trust, Ser 2023-INV3, Cl B2
Callable 11/25/26 @ $100
8.257%, 11/25/68(A) (B)	250	245
Verus Securitization Trust, Ser 2024-1, Cl B1
Callable 01/25/27 @ $100
7.909%, 01/25/69(A) (B)	2,000	1,989
Verus Securitization Trust, Ser 2024-1, Cl B2
Callable 01/25/27 @ $100
8.324%, 01/25/69(A) (B)	160	157
Verus Securitization Trust, Ser 2024-2, Cl B1
Callable 02/25/27 @ $100
7.864%, 02/25/69(A) (B)	1,500	1,490
Verus Securitization Trust, Ser 2024-3, Cl B1
Callable 04/25/27 @ $100
8.028%, 04/25/69(A) (B)	2,000	2,010
Verus Securitization Trust, Ser 2024-3, Cl B2
Callable 04/25/27 @ $100
8.437%, 04/25/69(A) (B)	220	217
Verus Securitization Trust, Ser 2024-4, Cl B1
Callable 05/25/27 @ $100
7.643%, 06/25/69(A) (B)	1,000	999
Verus Securitization Trust, Ser 2024-4, Cl B2
Callable 05/25/27 @ $100
8.066%, 06/25/69(A) (B)	100	97
Verus Securitization Trust, Ser 2024-5, Cl B1
Callable 06/25/27 @ $100
7.793%, 06/25/69(A) (B)	1,500	1,507
Verus Securitization Trust, Ser 2024-5, Cl B2
Callable 06/25/27 @ $100
7.842%, 06/25/69(A) (B)	400	384
Verus Securitization Trust, Ser 2024-INV1, Cl B2
Callable 03/25/27 @ $100
8.507%, 03/25/69(A) (B)	130	128
Visio Trust, Ser 2023-1, Cl B2
Callable 03/25/26 @ $100
7.858%, 03/25/58(A) (B)	450	434

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Visio Trust, Ser 2023-2, Cl B1
Callable 08/25/26 @ $100
7.774%, 10/25/58(A) (B)	$560	$552
Visio Trust, Ser 2023-2, Cl B2
Callable 08/25/26 @ $100
7.774%, 10/25/58(A) (B)	460	442
VMC Finance, Ser 2021-FL4, Cl C
Callable 07/18/25 @ $100
7.696%, TSFR1M + 2.364%, 06/16/36(A) (B)	350	334
VMC Finance, Ser 2021-HT1, Cl B
9.946%, TSFR1M + 4.614%, 01/18/37(A) (B)	1,600	1,538
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl D
Callable 02/15/25 @ $100
3.586%, 02/15/48(A)	310	296
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl E
Callable 02/15/25 @ $100
3.250%, 02/15/48(A)	540	509
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl D
Callable 10/15/25 @ $100
3.153%, 09/15/57(A)	540	491
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-INV2, Cl B4
Callable 09/25/45 @ $100
3.645%, 09/25/51(A) (B)	95	74
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 03/25/46 @ $100
0.490%, 12/25/50(A) (B)	3,913	106

		1,796,239

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,775,410) (000)		1,798,499

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — 20.6%
	Face Amount (000)	Fair Value (000)
CANADA — 1.0%
Bombardier
Callable 08/02/24 @ $100.000
7.875%, 04/15/27(A)	$6,270	$6,286
Husky Injection Molding Systems
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	628	650
Kronos Acquisition Holdings
Callable 06/30/27 @ $104.125
8.250%, 06/30/31(A)	1,040	1,041
Callable 08/02/24 @ $102.500
5.000%, 12/31/26(A)	7,384	7,557
Methanex
Callable 09/01/24 @ $100.000
4.250%, 12/01/24	2,215	2,196

		17,730
CHILE — 0.1%
Sable International Finance
Callable 08/02/24 @ $101.438
5.750%, 09/07/27(A)	1,390	1,334

GERMANY — 0.0%
Cerdia Finanz GmbH
Callable 08/02/24 @ $105.250
10.500%, 02/15/27(A)	1,038	1,075

NETHERLANDS — 0.2%
Trivium Packaging Finance
Callable 08/02/24 @ $101.375
5.500%, 08/15/26(A)	3,107	3,044

SWITZERLAND — 0.1%
VistaJet Malta Finance
Callable 08/02/24 @ $103.938
7.875%, 05/01/27(A)	1,416	1,250

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
SWITZERLAND — (continued)
Callable 02/01/25 @ $103.188
6.375%, 02/01/30(A)	$880	$692

		1,942
UNITED KINGDOM — 4.4%
Barclays Bank Versor MTN
0.000%, 12/27/24(A)(E)	82,511	80,441
eG Global Finance
Callable 05/30/26 @ $106.000
12.000%, 11/30/28(A)	796	848

		81,289
UNITED STATES — 14.8%
Acrisure
Callable 06/15/26 @ $104.250
8.500%, 06/15/29(A)	990	1,000
AdaptHealth
Callable 07/15/24 @ $103.063
6.125%, 08/01/28(A)	2,310	2,206
AECOM
Callable 12/15/26 @ $100.000
5.125%, 03/15/27	1,350	1,327
Albertsons
Callable 08/02/24 @ $101.875
7.500%, 03/15/26(A)	1,323	1,342
American Airlines
5.500%, 04/20/26(A)	619	613
AmeriTex HoldCo Intermediate
Callable 10/15/25 @ $105.125
10.250%, 10/15/28(A)	1,703	1,793
ANGI Group
Callable 07/15/24 @ $101.938
3.875%, 08/15/28(A)	1,000	859
Anywhere Real Estate Group
Callable 04/15/25 @ $102.625
7.000%, 04/15/30(A)	231	189

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Arcosa
Callable 08/02/24 @ $102.188
4.375%, 04/15/29(A)	$471	$437
Ares Capital
7.000%, 01/15/27	1,022	1,039
Callable 02/01/29 @ $100.000
5.875%, 03/01/29	1,565	1,542
Callable 04/15/28 @ $100.000
2.875%, 06/15/28	397	352
Blackstone Mortgage Trust
Callable 10/15/26 @ $100.000
3.750%, 01/15/27(A)	235	212
Boxer Parent
Callable 07/15/24 @ $100.000
9.125%, 03/01/26(A)	2,930	2,932
Callable 08/02/24 @ $100.000
7.125%, 10/02/25(A)	3,920	3,923
Bread Financial Holdings
Callable 03/15/26 @ $104.875
9.750%, 03/15/29(A)	4,588	4,820
Callable 08/02/24 @ $101.750
7.000%, 01/15/26(A)	679	678
Brink's
Callable 06/15/26 @ $103.250
6.500%, 06/15/29(A)	500	505
Brundage-Bone Concrete Pumping Holdings
Callable 08/02/24 @ $101.500
6.000%, 02/01/26(A)	2,771	2,740
Buckeye Partners
Callable 02/01/25 @ $100.000
4.125%, 03/01/25(A)	429	423
Carnival
7.875%, 06/01/27	1,565	1,638
Catalent Pharma Solutions
Callable 08/02/24 @ $100.000
5.000%, 07/15/27(A)	818	802
CCO Holdings
Callable 07/01/25 @ $102.125
4.250%, 02/01/31(A)	500	408

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
CD&R Smokey Buyer
Callable 08/02/24 @ $100.000
6.750%, 07/15/25(A)	$1,151	$1,144
Central Parent
Callable 06/15/25 @ $104.000
8.000%, 06/15/29(A)	699	710
Charter Communications Operating
Callable 05/01/29 @ $100.000
6.100%, 06/01/29	924	927
CITGO Petroleum
Callable 08/02/24 @ $100.000
7.000%, 06/15/25(A)	6,572	6,570
Clarios Global
Callable 08/02/24 @ $100.000
8.500%, 05/15/27(A)	9,084	9,135
Callable 08/02/24 @ $100.000
6.750%, 05/15/25(A)	1,500	1,500
Callable 08/02/24 @ $100.000
6.250%, 05/15/26(A)	500	500
Cloud Software Group
Callable 06/30/27 @ $104.125
8.250%, 06/30/32(A)	924	942
Concentra Escrow Issuer
Callable 07/15/27 @ $103.438
6.875%, 07/15/32(A)	371	376
CoreCivic
Callable 07/15/27 @ $100.000
4.750%, 10/15/27	2,266	2,131
Cornerstone Building Brands
Callable 08/02/24 @ $103.063
6.125%, 01/15/29(A)	1,500	1,234
Cougar JV Subsidiary
Callable 05/15/27 @ $104.000
8.000%, 05/15/32(A)	133	138
CVS Health
6.250%, 06/01/27	725	744
Callable 12/25/27 @ $100.000
4.300%, 03/25/28	3,349	3,234

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)		Fair Value (000)
UNITED STATES — (continued)
Dealer Tire
Callable 08/02/24 @ $102.000
8.000%, 02/01/28(A)		$1,912	$1,845
Dell International
Callable 08/01/26 @ $100.000
4.900%, 10/01/26		4,256	4,214
Encore Capital Group
Callable 08/01/24 @ $102.125
4.250%, 06/01/28(A)	GBP	460	503
Enova International
Callable 12/15/25 @ $105.625
11.250%, 12/15/28(A)		$335	358
Callable 08/02/24 @ $100.000
8.500%, 09/15/25(A)		850	851
Fiserv
Callable 07/21/28 @ $100.000
5.375%, 08/21/28		3,954	3,982
Ford Motor Credit
Callable 05/16/25 @ $100.000
5.125%, 06/16/25		4,720	4,684
Freedom Mortgage
Callable 10/01/25 @ $106.000
12.000%, 10/01/28(A)		1,738	1,866
Callable 08/02/24 @ $103.313
6.625%, 01/15/27(A)		1,787	1,726
Freedom Mortgage Holdings
Callable 02/01/26 @ $104.625
9.250%, 02/01/29(A)		1,122	1,121
Callable 05/15/27 @ $104.563
9.125%, 05/15/31(A)		164	160
Full House Resorts
Callable 07/18/24 @ $104.125
8.250%, 02/15/28(A)		990	949
GE HealthCare Technologies
Callable 10/15/27 @ $100.000
5.650%, 11/15/27		3,974	4,026
Genesis Energy
Callable 08/02/24 @ $104.000
8.000%, 01/15/27		2,000	2,045

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Genworth Holdings
Callable 07/18/24 @ $100.000
7.587%, SOFR + 2.003%, 11/15/36(B)	$1,751	$1,437
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31(A)	899	941
Callable 04/15/26 @ $104.313
8.625%, 04/15/29(A)	1,587	1,625
Getty Images
Callable 07/18/24 @ $100.000
9.750%, 03/01/27(A)	6,399	6,412
GFL Environmental
Callable 08/02/24 @ $101.281
5.125%, 12/15/26(A)	3,000	2,971
GN Bondco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	1,000	932
Go Daddy Operating
Callable 08/02/24 @ $100.875
5.250%, 12/01/27(A)	2,000	1,958
Goodyear Tire & Rubber
Callable 07/18/24 @ $100.000
9.500%, 05/31/25	11,653	11,664
GTCR AP Finance
Callable 08/02/24 @ $100.000
8.000%, 05/15/27(A)	165	165
HCA
Callable 03/01/26 @ $100.000
5.375%, 09/01/26	4,005	3,995
Heartland Dental
Callable 05/15/25 @ $105.250
10.500%, 04/30/28(A)	880	934
Herc Holdings
Callable 06/15/26 @ $103.313
6.625%, 06/15/29(A)	2,000	2,028
H-Food Holdings
Callable 07/15/24 @ $100.000
8.500%, 06/01/26(A)	1,080	76

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
HP
Callable 12/15/27 @ $100.000
4.750%, 01/15/28	$4,232	$4,187
Hudson Pacific Properties
Callable 01/15/28 @ $100.000
5.950%, 02/15/28	600	510
Callable 08/01/27 @ $100.000
3.950%, 11/01/27	30	25
ILFC E-Capital Trust II
Callable 08/02/24 @ $100.000
7.409%, TSFR3M + 2.062%, 12/21/65(A) (B)	1,700	1,409
Illuminate Buyer
Callable 08/02/24 @ $102.250
9.000%, 07/01/28(A)	3,704	3,733
IRB Holding
Callable 08/02/24 @ $100.000
7.000%, 06/15/25(A)	2,000	2,000
KeHE Distributors
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	1,791	1,836
Kennedy-Wilson
Callable 03/01/26 @ $102.500
5.000%, 03/01/31	278	227
Callable 09/01/24 @ $102.375
4.750%, 02/01/30	282	234
Ladder Capital Finance Holdings
Callable 07/15/27 @ $103.500
7.000%, 07/15/31(A)	563	568
Callable 07/18/24 @ $100.000
5.250%, 10/01/25(A)	4,816	4,774
Callable 08/02/24 @ $101.063
4.250%, 02/01/27(A)	2,757	2,611
LD Holdings Group
Callable 11/01/25 @ $104.125
8.750%, 11/01/27(A)	554	490
Callable 07/15/24 @ $103.063
6.125%, 04/01/28(A)	489	367
Level 3 Financing
Callable 05/15/26 @ $105.250
10.500%, 05/15/30(A)	717	710

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
LFS Topco
Callable 08/02/24 @ $102.938
5.875%, 10/15/26(A)	$142	$131
Madison IAQ
Callable 08/02/24 @ $102.938
5.875%, 06/30/29(A)	1,000	930
Maxim Crane Works Holdings Capital
Callable 09/01/25 @ $105.750
11.500%, 09/01/28(A)	4,501	4,641
Midcap Financial Issuer Trust
Callable 07/18/24 @ $103.250
6.500%, 05/01/28(A)	1,887	1,785
Mohegan Tribal Gaming Authority
Callable 08/02/24 @ $102.000
8.000%, 02/01/26(A)	6,787	6,434
MPT Operating Partnership
Callable 08/02/24 @ $100.000
5.250%, 08/01/26	1,403	1,275
Nationstar Mortgage Holdings
Callable 08/02/24 @ $101.250
5.000%, 02/01/26(A)	2,097	2,053
New Enterprise Stone & Lime
Callable 08/02/24 @ $102.438
9.750%, 07/15/28(A)	1,690	1,718
New Home
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	1,388	1,391
NuStar Logistics
Callable 03/01/26 @ $100.000
6.000%, 06/01/26	1,677	1,675
Callable 01/28/27 @ $100.000
5.625%, 04/28/27	1,174	1,164
Olympus Water US Holding
Callable 06/01/25 @ $104.875
9.750%, 11/15/28(A)	915	968
Callable 10/01/24 @ $103.563
7.125%, 10/01/27(A)	1,463	1,469
OneMain Finance
7.125%, 03/15/26	2,284	2,321

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Oracle
Callable 04/06/28 @ $100.000
4.500%, 05/06/28	$4,518	$4,437
Pactiv
8.375%, 04/15/27	1,029	1,072
7.950%, 12/15/25	777	798
PHH Mortgage
Callable 08/02/24 @ $101.969
7.875%, 03/15/26(A)	416	406
PRA Group
Callable 06/01/26 @ $104.438
8.875%, 01/31/30(A)	455	454
Callable 10/01/24 @ $102.500
5.000%, 10/01/29(A)	247	212
Prime Security Services Borrower
5.750%, 04/15/26(A)	2,721	2,700
Callable 08/31/26 @ $100.000
3.375%, 08/31/27(A)	783	724
Raptor Acquisition
Callable 07/15/24 @ $101.219
4.875%, 11/01/26(A)	2,835	2,743
Regal Rexnord
Callable 03/15/28 @ $100.000
6.050%, 04/15/28	5,198	5,261
Rithm Capital
Callable 04/01/26 @ $104.000
8.000%, 04/01/29(A)	4,496	4,364
Callable 08/02/24 @ $101.563
6.250%, 10/15/25(A)	1,308	1,299
RLJ Lodging Trust
Callable 08/02/24 @ $100.938
3.750%, 07/01/26(A)	793	754
Select Medical
Callable 08/02/24 @ $102.083
6.250%, 08/15/26(A)	8,504	8,546
Service Properties Trust
Callable 06/15/27 @ $104.438
8.875%, 06/15/32	150	140
Callable 08/15/25 @ $100.000
5.250%, 02/15/26	7,978	7,725

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 08/15/26 @ $100.000
4.950%, 02/15/27	$1,650	$1,500
Callable 08/01/26 @ $100.000
4.750%, 10/01/26	1,650	1,546
Callable 08/15/29 @ $100.000
4.375%, 02/15/30	101	71
Six Flags Theme Parks
Callable 08/02/24 @ $100.000
7.000%, 07/01/25(A)	2,662	2,670
Southwestern Energy
Callable 07/18/24 @ $104.188
8.375%, 09/15/28	1,126	1,164
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	1,788	1,807
Callable 09/30/24 @ $100.000
3.750%, 12/31/24(A)	2,337	2,302
Callable 01/15/26 @ $100.000
3.625%, 07/15/26(A)	1,311	1,233
Sunoco
Callable 08/02/24 @ $101.000
6.000%, 04/15/27	1,726	1,724
Surgery Center Holdings
Callable 04/15/27 @ $103.625
7.250%, 04/15/32(A)	500	505
SWF Escrow Issuer
Callable 10/01/24 @ $103.250
6.500%, 10/01/29(A)	1,001	539
Tempo Acquisition
Callable 07/15/24 @ $100.000
5.750%, 06/01/25(A)	4,406	4,400
Tenet Healthcare
Callable 07/18/24 @ $100.000
6.250%, 02/01/27	1,324	1,323
TKC Holdings
Callable 08/02/24 @ $103.438
6.875%, 05/15/28(A)	2,989	2,898
T-Mobile USA
Callable 02/15/28 @ $100.000
4.950%, 03/15/28	5,724	5,686

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
TMS International
Callable 07/15/24 @ $103.125
6.250%, 04/15/29(A)	$1,012	$924
Townsquare Media
Callable 08/02/24 @ $101.719
6.875%, 02/01/26(A)	2,139	2,106
US Acute Care Solutions
Callable 05/15/26 @ $104.875
9.750%, 05/15/29(A)	1,957	1,927
Valley National Bancorp
Callable 06/15/25 @ $100.000
5.250%, TSFR3M + 5.140%, 06/15/30(B)	90	77
Callable 06/15/26 @ $100.000
3.000%, TSFR3M + 2.360%, 06/15/31(B)	447	349
Vector Group
Callable 08/02/24 @ $100.000
10.500%, 11/01/26(A)	8,594	8,680
Callable 08/02/24 @ $102.875
5.750%, 02/01/29(A)	995	932
WASH Multifamily Acquisition
Callable 08/02/24 @ $101.438
5.750%, 04/15/26(A)	6,915	6,760
White Capital Parent
Callable 08/02/24 @ $100.000
8.250% cash/0% PIK, 03/15/26(A)	1,804	1,804
Williams Scotsman
Callable 07/18/24 @ $100.000
6.125%, 06/15/25(A)	1,127	1,125
XHR
Callable 07/15/24 @ $101.594
6.375%, 08/15/25(A)	675	674

		272,530
TOTAL CORPORATE OBLIGATIONS
(Cost $382,608) (000)		378,944

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — 6.5%
	Face Amount (000)	Fair Value (000)
BERMUDA — 0.0%
Rad CLO, Ser 2023-20A, Cl E
Callable 07/20/25 @ $100
13.405%, TSFR3M + 8.080%, 07/20/36(A) (B)	$250	$258

CAYMAN ISLANDS — 3.3%
AB BSL CLO 2, Ser 2021-2A, Cl E
Callable 07/15/24 @ $100
12.300%, TSFR3M + 6.972%, 04/15/34(A) (B)	250	245
Allegro CLO VI, Ser 2018-2A, Cl D
Callable 07/17/24 @ $100
8.329%, TSFR3M + 3.012%, 01/17/31(A) (B)	2,000	1,996
Anchorage Capital CLO, Ser 2018-10A, Cl E
Callable 07/15/24 @ $100
11.340%, TSFR3M + 6.012%, 10/15/31(A) (B)	1,500	1,489
Anchorage Capital CLO, Ser 2024-28A, Cl E
Callable 01/20/26 @ $100
12.235%, TSFR3M + 6.950%, 04/20/37(A) (B)	1,420	1,458
Anchorage Capital CLO, Ser 2024-29A, Cl E
Callable 07/20/26 @ $100
12.161%, TSFR3M + 6.840%, 07/20/37(A) (B)	1,500	1,491
Apidos CLO XV, Ser 2018-15A, Cl ERR
Callable 07/20/24 @ $100
11.286%, TSFR3M + 5.962%, 04/20/31(A) (B)	1,000	993
Apidos CLO XX, Ser 2018-20A, Cl DR
Callable 07/16/24 @ $100
11.289%, TSFR3M + 5.962%, 07/16/31(A) (B)	250	248
Apidos CLO XXII, Ser 2020-22A, Cl DR
Callable 07/20/24 @ $100
12.336%, TSFR3M + 7.012%, 04/20/31(A) (B)	1,000	993
Apidos CLO XXX, Ser 2018-XXXA, Cl D
Callable 07/18/24 @ $100
11.189%, TSFR3M + 5.862%, 10/18/31(A) (B)	1,000	998

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Bain Capital Credit CLO, Ser 2021-2A, Cl ER
Callable 07/19/24 @ $100
12.198%, TSFR3M + 6.872%, 07/19/34(A) (B)	$360	$356
Callable 07/17/24 @ $100
11.899%, TSFR3M + 6.582%, 10/17/32(A) (B)	250	246
Bain Capital Credit CLO, Ser 2021-3A, Cl ER
Callable 07/21/24 @ $100
12.686%, TSFR3M + 7.362%, 10/21/34(A) (B)	700	677
Benefit Street Partners CLO IX, Ser 2018-9A, Cl ER
Callable 07/20/24 @ $100
11.286%, TSFR3M + 5.962%, 07/20/31(A) (B)	500	492
Carlyle US CLO, Ser 2021-2A, Cl DR
Callable 07/15/24 @ $100
12.090%, TSFR3M + 6.762%, 07/15/32(A) (B)	500	502
Carlyle US CLO, Ser 2023-3A, Cl E
Callable 10/15/25 @ $100
13.729%, TSFR3M + 8.400%, 10/15/36(A) (B)	410	424
CFG Investments, Ser 2023-1, Cl B
Callable 02/25/25 @ $100
10.050%, 07/25/34(A)	210	214
CIFC Funding, Ser 2015-3A, Cl ER
Callable 07/19/24 @ $100
10.538%, TSFR3M + 5.212%, 04/19/29(A) (B)	250	249
CIFC Funding, Ser 2017-2A, Cl E
Callable 07/20/24 @ $100
11.536%, TSFR3M + 6.212%, 04/20/30(A) (B)	500	496
CIFC Funding, Ser 2017-4A, Cl D
Callable 07/24/24 @ $100
11.685%, TSFR3M + 6.362%, 10/24/30(A) (B)	700	697
Dryden 60 CLO, Ser 2018-60A, Cl D
Callable 07/15/24 @ $100
8.590%, TSFR3M + 3.262%, 07/15/31(A) (B)	300	297

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Eaton Vance CLO, Ser 2021-1A, Cl D3R
Callable 07/15/24 @ $100
12.390%, TSFR3M + 7.062%, 01/15/34(A) (B)	$1,500	$1,498
Empower CLO, Ser 2022-1A, Cl E
Callable 10/20/24 @ $100
13.875%, TSFR3M + 8.550%, 10/20/34(A) (B)	400	404
Empower CLO, Ser 2023-2A, Cl E
Callable 10/15/25 @ $100
13.579%, TSFR3M + 8.250%, 07/15/36(A) (B)	1,530	1,583
Empower CLO, Ser 2024-1A, Cl D2
Callable 04/25/26 @ $100
9.250%, 04/25/37(A)	250	256
Empower CLO, Ser 2024-1A, Cl E
Callable 04/25/26 @ $100
11.811%, TSFR3M + 6.500%, 04/25/37(A) (B)	250	253
Fillmore Park CLO, Ser 2018-1A, Cl E
Callable 07/15/24 @ $100
10.990%, TSFR3M + 5.662%, 07/15/30(A) (B)	788	782
Fortress Credit BSL III, Ser 2018-1A, Cl ER
Callable 07/18/24 @ $100
11.779%, TSFR3M + 6.452%, 04/18/31(A) (B)	1,000	987
Fortress Credit BSL VII, Ser 2019-1A, Cl E
Callable 07/23/24 @ $100
12.528%, TSFR3M + 7.202%, 07/23/32(A) (B)	1,600	1,600
Fortress Credit BSL VIII, Ser 2019-2A, Cl E
Callable 07/20/24 @ $100
12.596%, TSFR3M + 7.272%, 10/20/32(A) (B)	1,000	975
Galaxy XXVI CLO, Ser 2018-26A, Cl E
Callable 11/22/24 @ $100
11.438%, TSFR3M + 6.112%, 11/22/31(A) (B)	1,500	1,494
Generate CLO, Ser 2017-2A, Cl ER
Callable 07/22/24 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
11.236%, TSFR3M + 5.912%, 01/22/31(A) (B)	$750	$748
Generate CLO, Ser 2023-3A, Cl E2R
Callable 01/20/26 @ $100
13.155%, TSFR3M + 7.830%, 10/20/36(A) (B)	1,250	1,292
Generate CLO, Ser 2024-14A, Cl E
Callable 04/22/26 @ $100
12.075%, TSFR3M + 6.750%, 04/22/37(A) (B)	1,780	1,833
Gilbert Park CLO, Ser 2017-1A, Cl E
Callable 07/15/24 @ $100
11.990%, TSFR3M + 6.662%, 10/15/30(A) (B)	250	247
Goldentree Loan Management US CLO 5, Ser 2019-5A, Cl E
Callable 07/20/24 @ $100
10.436%, TSFR3M + 5.112%, 10/20/32(A) (B)	520	517
Greywolf CLO IV, Ser 2021-1A, Cl DR
Callable 07/17/24 @ $100
12.437%, TSFR3M + 7.120%, 04/17/34(A) (B)	1,500	1,485
HPS Loan Management, Ser 2018-2016, Cl DR
Callable 07/20/24 @ $100
8.486%, TSFR3M + 3.162%, 07/20/30(A) (B)	1,180	1,167
Ivy Hill Middle Market Credit Fund XXI, Ser 2023-21A, Cl E
13.847%, TSFR3M + 8.520%, 07/18/35(A) (B)	450	447
Jamestown CLO XII, Ser 2019-1A, Cl D
Callable 10/20/24 @ $100
12.586%, TSFR3M + 7.262%, 04/20/32(A) (B)	250	247
KKR CLO 23, Ser 2018-23, Cl E
Callable 07/20/24 @ $100
11.586%, TSFR3M + 6.262%, 10/20/31(A) (B)	1,000	991
LCM XIII, Ser 2016-13A, Cl ER
Callable 07/19/24 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
12.888%, TSFR3M + 7.562%, 07/19/27(A) (B)	$400	$388
Madison Park Funding LI, Ser 2021-51A, Cl E
Callable 07/19/24 @ $100
11.858%, TSFR3M + 6.532%, 07/19/34(A) (B)	1,250	1,250
Madison Park Funding XIV, Ser 2018-14A, Cl ER
Callable 10/22/24 @ $100
11.386%, TSFR3M + 6.062%, 10/22/30(A) (B)	1,000	991
Madison Park Funding XXVII, Ser 2018-27A, Cl C
Callable 07/20/24 @ $100
8.186%, TSFR3M + 2.862%, 04/20/30(A) (B)	250	249
Madison Park Funding XXX, Ser 2018-30A, Cl E
Callable 07/15/24 @ $100
10.540%, TSFR3M + 5.212%, 04/15/29(A) (B)	680	677
Marble Point CLO XV, Ser 2021-1A, Cl DR
Callable 07/23/24 @ $100
9.188%, TSFR3M + 3.862%, 07/23/32(A) (B)	1,000	991
Neuberger Berman Loan Advisers CLO 30, Ser 2021-30A, Cl ER
Callable 07/20/24 @ $100
11.786%, TSFR3M + 6.462%, 01/20/31(A) (B)	1,250	1,239
Northwoods Capital XVIII, Ser 2019-18A, Cl E
Callable 08/20/24 @ $100
12.167%, TSFR3M + 6.842%, 05/20/32(A) (B)	270	262
Oaktree CLO, Ser 2019-1A, Cl D
Callable 07/22/24 @ $100
9.386%, TSFR3M + 4.062%, 04/22/30(A) (B)	1,040	1,034
Oaktree CLO, Ser 2019-2A, Cl C
Callable 07/15/24 @ $100
9.550%, TSFR3M + 4.222%, 04/15/31(A) (B)	1,890	1,884
Oaktree CLO, Ser 2021-3A, Cl ER
Callable 07/20/24 @ $100
12.366%, TSFR3M + 7.042%, 10/20/34(A) (B)	1,500	1,499
Oaktree CLO, Ser 2022-1A, Cl E
Callable 08/15/24 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
13.082%, TSFR3M + 7.760%, 05/15/33(A) (B)	$1,250	$1,242
Oaktree CLO, Ser 2023-2A, Cl E
Callable 07/20/25 @ $100
13.975%, TSFR3M + 8.650%, 07/20/36(A) (B)	250	260
Octagon Investment Partners 45, Ser 2022-1A, Cl ER
Callable 07/15/24 @ $100
12.149%, TSFR3M + 6.820%, 04/15/35(A) (B)	500	478
OHA Credit Partners VII, Ser 2021-7A, Cl ER3
Callable 08/20/24 @ $100
11.837%, TSFR3M + 6.512%, 02/20/34(A) (B)	250	249
OZLM Funding II, Ser 2018-2A, Cl DR2
Callable 10/30/24 @ $100
11.491%, TSFR3M + 6.162%, 07/30/31(A) (B)	640	633
OZLM IX, Ser 2018-9A, Cl DRR
Callable 10/20/24 @ $100
11.706%, TSFR3M + 6.382%, 10/20/31(A) (B)	480	473
OZLM VIII, Ser 2018-8A, Cl DRR
Callable 07/17/24 @ $100
11.659%, TSFR3M + 6.342%, 10/17/29(A) (B)	1,590	1,588
OZLM XVII, Ser 2017-17A, Cl D
Callable 10/20/24 @ $100
11.576%, TSFR3M + 6.252%, 07/20/30(A) (B)	360	353
OZLM XXIII, Ser 2021-23A, Cl ER
Callable 07/15/24 @ $100
12.870%, TSFR3M + 7.542%, 04/15/34(A) (B)	1,640	1,603
Park Avenue Institutional Advisers CLO, Ser 2018-1A, Cl C
Callable 07/20/24 @ $100
8.916%, TSFR3M + 3.592%, 10/20/31(A) (B)	1,000	995
Rad CLO, Ser 2024-7A, Cl FR
Callable 04/17/25 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
12.447%, TSFR3M + 7.130%, 04/17/36(A) (B)	$320	$316
Regatta XIV Funding, Ser 2018-3A, Cl E
Callable 01/25/25 @ $100
11.535%, TSFR3M + 6.212%, 10/25/31(A) (B)	1,250	1,234
Regatta XIX Funding, Ser 2022-1A, Cl E
Callable 07/20/24 @ $100
12.205%, TSFR3M + 6.880%, 04/20/35(A) (B)	250	252
Sculptor CLO XXVII, Ser 2021-27A, Cl E
Callable 07/20/24 @ $100
12.636%, TSFR3M + 7.312%, 07/20/34(A) (B)	3,000	2,982
Sycamore Tree CLO, Ser 2024-2A, Cl ER
Callable 01/20/26 @ $100
13.005%, TSFR3M + 7.680%, 01/20/37(A) (B)	1,000	1,003
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 01/16/25 @ $100
11.879%, TSFR3M + 6.552%, 01/16/32(A) (B)	250	244
TIAA CLO I, Ser 2018-1A, Cl DR
Callable 01/20/25 @ $100
9.086%, TSFR3M + 3.762%, 07/20/31(A) (B)	500	486
TICP CLO VII, Ser 2020-7A, Cl ER
Callable 04/15/25 @ $100
12.640%, TSFR3M + 7.312%, 04/15/33(A) (B)	1,830	1,815
Voya CLO, Ser 2017-1A, Cl DR
Callable 07/18/24 @ $100
11.239%, TSFR3M + 5.912%, 01/18/29(A) (B)	250	249

		60,286

JERSEY — 0.3%
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl D
Callable 04/25/25 @ $100
10.924%, TSFR3M + 5.600%, 04/25/36(A) (B)	1,375	1,402

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
JERSEY — (continued)
Boyce Park CLO, Ser 2022-1A, Cl E
Callable 07/21/24 @ $100
11.575%, TSFR3M + 6.250%, 04/21/35(A) (B)		$1,000	$995
Deerpath Capital CLO, Ser 2023-1A, Cl DR
11.707%, TSFR3M + 6.390%, 04/17/34(A) (B)		250	251
Dryden 107 CLO, Ser 2023-107A, Cl E
Callable 08/15/25 @ $100
13.052%, TSFR3M + 7.730%, 08/15/35(A) (B)		576	589
Halseypoint CLO, Ser 2023-7A, Cl E
Callable 07/20/25 @ $100
14.105%, TSFR3M + 8.780%, 07/20/36(A) (B)		360	373
ICG US CLO, Ser 2023-1A, Cl E
Callable 01/18/25 @ $100
14.137%, TSFR3M + 8.810%, 07/18/36(A) (B)		740	767
OCP CLO, Ser 2024-31A, Cl E
Callable 04/20/26 @ $100
12.193%, TSFR3M + 6.900%, 04/20/37(A) (B)		1,440	1,461

			5,838

UNITED KINGDOM — 0.1%
Newday Funding Master Issuer, Ser 2024-2A, Cl E
Callable 07/15/27 @ $100
07/15/32(A) (B) (D)	GBP	1,800	2,275

UNITED STATES — 2.8%
ACHV ABS TRUST, Ser 2023-3PL, Cl D
Callable 05/18/26 @ $100
8.360%, 08/19/30(A)		$1,000	1,022
ACHV ABS TRUST, Ser 2023-4CP, Cl E
Callable 06/25/26 @ $100
10.500%, 11/25/30(A)		500	506
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 07/15/25 @ $100
9.550%, 11/15/28(A)		110	113

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Affirm Asset Securitization Trust, Ser 2024-A, Cl 1E
Callable 02/15/26 @ $100
9.170%, 02/15/29(A)	$1,500	$1,503
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 02/15/28 @ $100
12.748%, 05/17/32(A)	600	600
AMSR Trust, Ser 2023-SFR2, Cl F1
3.950%, 06/17/40(A)	210	177
AMSR Trust, Ser 2023-SFR2, Cl F2
3.950%, 06/17/40(A)	640	520
Ascent Education Funding Trust, Ser 2024-A, Cl C
Callable 05/25/34 @ $100
8.010%, 10/25/50(A)	130	129
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl B
11.590%, 07/15/27(A)	500	500
Carlyle Global Market Strategies CLO, Ser 2017-1A, Cl CR
Callable 08/14/24 @ $100
8.934%, TSFR3M + 3.612%, 08/14/30(A) (B)	750	748
Carvana Auto Receivables Trust, Ser 2021-N3, Cl XS
Callable 04/10/27 @ $100
06/12/28(A) (D)	22	—
Catskill Park CLO, Ser 2017-1A, Cl D
Callable 07/20/24 @ $100
11.586%, TSFR3M + 6.262%, 04/20/29(A) (B)	140	138
ClickLease Equipment Receivables Trust, Ser 2024-1, Cl C
Callable 05/15/27 @ $100
8.400%, 02/15/30(A)	230	230
ClickLease Equipment Receivables Trust, Ser 2024-1, Cl D
Callable 05/15/27 @ $100
11.410%, 02/15/30(A)	770	770
CPS Auto Receivables Trust, Ser 2023-D, Cl E
Callable 05/15/28 @ $100
10.130%, 05/15/31(A)	1,630	1,734
CPS Auto Receivables Trust, Ser 2024-B, Cl E
Callable 06/15/29 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
8.360%, 11/17/31(A)	$700	$708
Dewolf Park CLO, Ser 2017-1A, Cl E
Callable 07/15/24 @ $100
11.790%, TSFR3M + 6.462%, 10/15/30(A) (B)	300	297
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 03/15/28 @ $100
7.700%, 03/17/31(A)	1,560	1,597
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl E
Callable 08/15/27 @ $100
9.980%, 01/15/31(A)	1,130	1,202
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl E
Callable 10/15/27 @ $100
9.570%, 02/18/31(A)	1,960	2,044
FHF Issuer Trust, Ser 2024-1A, Cl C
Callable 01/15/28 @ $100
7.420%, 05/15/31(A)	900	916
Frontier Issuer, Ser 2024-1, Cl C
Callable 05/20/28 @ $100
11.160%, 06/20/54(A)	2,740	2,744
Goodleap Sustainable Home Solutions Trust, Ser 2023-3C, Cl B
Callable 12/20/39 @ $100
7.800%, 07/20/55(A)	1,570	1,555
Hertz Vehicle Financing III, Ser 2021-2A, Cl D
4.340%, 12/27/27(A)	490	438
Hertz Vehicle Financing III, Ser 2023-1A, Cl 1D
9.130%, 06/25/27(A)	470	469
Hertz Vehicle Financing III, Ser 2023-2A, Cl D
9.400%, 09/25/29(A)	250	248
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25(A)	1,000	987
Hertz Vehicle Financing, Ser 2022-2A, Cl D
Callable 06/25/27 @ $100
5.160%, 06/26/28(A)	250	224
Hertz Vehicle Financing, Ser 2022-4A, Cl D
Callable 09/25/25 @ $100
6.560%, 09/25/26(A)	250	243

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing, Ser 2022-5A, Cl D
Callable 09/25/27 @ $100
6.780%, 09/25/28(A)	$1,370		$1,275
Hotwire Funding, Ser 2024-1A, Cl C
9.188%, 06/20/54(A)	140		142
Laurel Road Prime Student Loan Trust, Ser 2017-B, Cl R
Callable 07/25/24 @ $100
08/25/42(A) (D)	—	^	25
Marlette Funding Trust, Ser 2022-3A, Cl D
Callable 11/15/26 @ $100
7.800%, 11/15/32(A)	170		168
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 06/15/27 @ $100
7.920%, 06/15/33(A)	1,670		1,660
Marlette Funding Trust, Ser 2023-3A, Cl D
Callable 10/15/27 @ $100
8.040%, 09/15/33(A)	1,520		1,569
Marlette Funding Trust, Ser 2024-1A, Cl D
Callable 10/15/28 @ $100
6.930%, 07/17/34(A)	1,760		1,779
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl B
7.430%, 07/20/29(A)	2,100		2,111
Mission Lane Credit Card Master Trust, Ser 2024-A, Cl C
7.320%, 08/15/29(A)	1,360		1,359
OnDeck Asset Securitization Trust IV, Ser 2023-1A, Cl C
9.930%, 08/19/30(A)	600		617
OnDeck Asset Securitization Trust IV, Ser 2024-1A, Cl C
Callable 06/17/26 @ $100
8.990%, 06/17/31(A)	100		102
OneMain Financial Issuance Trust, Ser 2023-2A, Cl D
Callable 09/14/26 @ $100
7.520%, 09/15/36(A)	1,560		1,607
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A) (B)	690		546

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Progress Residential Trust, Ser 2024-SFR3, Cl E2
4.000%, 06/17/41(A)	$2,000	$1,743
Progress Residential Trust, Ser 2024-SFR4, Cl F1
3.400%, 07/09/29(A) (B)	140	108
Purchasing Power Funding, Ser 2024-A, Cl D
7.260%, 08/15/28(A)	450	451
Reach ABS Trust, Ser 2023-1A, Cl C
Callable 03/15/27 @ $100
8.450%, 02/18/31(A)	1,500	1,537
Reach ABS Trust, Ser 2024-1A, Cl D
Callable 03/15/28 @ $100
10.640%, 02/18/31(A)	270	269
Regional Management Issuance Trust, Ser 2022-1, Cl D
Callable 03/15/25 @ $100
6.720%, 03/15/32(A)	250	237
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 05/15/29 @ $100
7.460%, 07/15/36(A)	2,500	2,513
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 06/20/27 @ $100
11.870%, 06/20/33(A)	1,134	1,126
Upstart Securitization Trust, Ser 2023-3, Cl B
Callable 07/20/27 @ $100
8.250%, 10/20/33(A)	1,204	1,236
US Bank, Ser 2023-1, Cl C
Callable 07/25/26 @ $100
9.785%, 08/25/32(A)	362	365
US Bank, Ser 2023-1, Cl D
Callable 07/25/26 @ $100
13.597%, 08/25/32(A)	547	549
VB-S1 Issuer, Ser 2024-1A, Cl F
8.871%, 05/15/54(A)	130	132
Verdant Receivables, Ser 2024-1A, Cl D
Callable 08/12/28 @ $100
7.230%, 12/12/31(A)	570	571
Vista Point Securitization Trust, Ser 2024-CES1, Cl B1
Callable 05/25/27 @ $100

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
8.867%, 05/25/54(A) (B)	$130	$130
VStrong Auto Receivables Trust, Ser 2023-A, Cl D
Callable 09/15/28 @ $100
9.310%, 02/15/30(A)	1,255	1,368
VStrong Auto Receivables Trust, Ser 2023-A, Cl E
Callable 09/15/28 @ $100
9.990%, 12/16/30(A)	1,080	1,084
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100
10.140%, 12/20/37(A)	338	343
Westgate Resorts, Ser 2024-1A, Cl D
Callable 11/20/27 @ $100
9.260%, 01/20/38(A)	1,500	1,498

		50,582

TOTAL ASSET-BACKED SECURITIES
(Cost $116,693) (000)		119,239
CONVERTIBLE BONDS — 0.4%

UNITED STATES — 0.4%
Arbor Realty Trust
7.50%, 08/01/25	178	178
DigitalOcean Holdings
0.00%, 12/01/26(E)	1,414	1,191
JetBlue Airways
0.50%, 04/01/26	1,357	1,190
Opendoor Technologies
0.25%, 08/15/26(A)	1,664	1,335
PennyMac
8.50%, 06/01/29(A)	30	29
5.50%, 03/15/26	344	327
Redwood Trust
7.75%, 06/15/27	2,770	2,678
RWT Holdings
5.75%, 10/01/25	338	328
Two Harbors Investment
6.25%, 01/15/26	611	584

TOTAL CONVERTIBLE BONDS
(Cost $7,688) (000)		7,840

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

PURCHASED OPTIONS — 0.1%
	Contracts	Fair Value (000)
PURCHASED OPTIONS
Total Purchased Options(F) (Cost $1,968) (000)	321	$1,787

PREFERRED STOCK — 0.0%
	Shares
UNITED STATES — 0.0%
Arbor Realty Trust, 6.250%	900	$18
Brookfield Property Partners, 6.250%	14,575	214
MFA Financial, 6.500%	2,275	53
New York Mortgage Trust, 7.875%	925	22
Rithm Capital, 6.375%	575	14
TPG RE Finance Trust, 6.250%	26,000	428

TOTAL PREFERRED STOCK
(Cost $650) (000)		749

SHORT-TERM INVESTMENT — 43.7%

BlackRock Cash Funds Treasury Fund - Institutional Shares
5.480%(G)	803,534,246	803,534

TOTAL SHORT-TERM INVESTMENT
(Cost $803,534) (000)		803,534

TOTAL INVESTMENTS — 169.1%
(Cost $3,088,551) (000)		$3,110,592

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (0.7)%
	Face Amount (000)	Fair Value (000)
UNITED STATES — (0.7)%
Cleveland-Cliffs
6.750%, 04/15/30 (A)	$(1,881)	(1,861)
DaVita
4.625%, 06/01/30 (A)	(1,369)	(1,237)
Embecta
5.000%, 02/15/30 (A)	(914)	(753)
Fiesta Purchaser
7.875%, 03/01/31 (A)	(1,881)	(1,944)
Fortress Intermediate 3
7.500%, 06/01/31 (A)	(924)	(947)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Guitar Center
8.500%, 01/15/26 (A)	$(1,288)	$(1,158)
HUB International
5.625%, 12/01/29 (A)	(669)	(633)
Newell Brands
6.625%, 09/15/29	(2,205)	(2,162)
Organon
5.125%, 04/30/31 (A)	(1,826)	(1,640)
Park-Ohio Industries
6.625%, 04/15/27	(927)	(892)
Zayo Group Holdings
4.000%, 03/01/27 (A)	(924)	(739)

		(13,966)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(13,799)) (000)		(13,966)

TOTAL SECURITIES SOLD SHORT — (0.7)%
(Proceeds $(13,799)) (000)		$(13,966)

^	Amount rounds to less than $1(000).
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On June 30, 2024, the value of these securities amounted $479,394 (000) and represented 26.1% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2024. The coupon on a step bond changes on a specified date.
(D)	No rate available.
(E)	Zero Coupon Security.
(F)	Refer to table below for details on Options Contracts.
(G)	Rate shown is the 7-day effective yield as of June 30, 2024. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Open exchange traded options contracts held by the Fund at June 30, 2024 are as follows:

PURCHASED OPTION — 0.0%
	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS
UNITED STATES — 0.0%
iShares Russell 2000 ETF	320	$6,492	$185.00	07/20/24	$5

Total Purchased Options					5

Open OTC options contracts held by the Fund at June 30, 2024 are as follows:

PURCHASED OPTION — 0.1%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.1%
Palladium Dispersion Basket Option, Strike Price 18%(1)	UBS	1	$50,000	$18%	03/14/25	$1,782
Total Purchased Options						$1,782

(1) This option contract is written on the average absolute dispersion between a basket of the top 25 names in the S&P 500 at contract initiation and the individual components of the basket. Payoff is computed as the average absolute deviation of each component versus the basket performance above the strike over the life of the contract, strike is set at 18% average dispersion.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Open futures contracts held by the Fund at June 30, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
S&P 500 Annual Dividend Index	1,982	Dec-2024	$30,325	$36,915	$6,590
S&P 500 Annual Dividend Index	1,605	Dec-2026	29,994	31,117	1,123
			60,319	68,032	7,713
Short Contracts
U.S. 2-Year Treasury Note	(3,334)	Sep-2024	$(679,250)	$(680,865)	$(1,615)
U.S. 10-Year Treasury Note	(7,072)	Sep-2024	(773,501)	(777,809)	(4,308)
U.S. Ultra Long Treasury Bond	(45)	Sep-2024	(5,573)	(5,640)	(67)
			(1,458,324)	(1,464,314)	(5,990)
			$(1,398,005)	$(1,396,282)	$1,723

Open forward foreign currency contract held by the Fund at June 30, 2024 is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Depreciation (000)
JPMorgan Chase	07/19/24	GBP	399	USD	501	$(3)
						$(3)

Open centrally cleared swap contracts held by the Fund at June 30, 2024 are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Depreciation (000)
4.746%	SOFR INDEX	Annually	05/08/2026	USD	$5,891	$(6)	$–	$(6)
4.498%	SOFR INDEX	Annually	05/08/2027	USD	14,072	(39)	5	(44)
4.341%	SOFR INDEX	Annually	05/08/2028	USD	23,008	(101)	7	(108)
4.246%	SOFR INDEX	Annually	05/08/2029	USD	15,271	(92)	5	(97)
4.191%	SOFR INDEX	Annually	05/08/2030	USD	4,494	(34)	–	(34)
4.156%	SOFR INDEX	Annually	05/08/2031	USD	1,910	(18)	2	(20)
4.132%	SOFR INDEX	Annually	05/08/2032	USD	302	(3)	–	(3)
4.107%	SOFR INDEX	Annually	05/08/2034	USD	243	(3)	–	(3)
4.104%	SOFR INDEX	Annually	05/08/2036	USD	753	(11)	–	(11)
4.102%	SOFR INDEX	Annually	05/08/2039	USD	1,460	(26)	–	(26)
4.067%	SOFR INDEX	Annually	05/08/2044	USD	255	(6)	–	(6)
3.971%	SOFR INDEX	Annually	05/08/2049	USD	267	(6)	–	(6)
						$(345)	$19	$(364)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Open OTC swap contracts held by the Fund at June 30, 2024 are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (000)
JPMorgan Chase	Cleveland-Cliffs	Buy	5.00%	Quarterly	06/20/2029	$990	$40	$(124)	$164

.

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	BABXRPFB INDEX	**	0.00%	TOTAL RETURN	Quarterly	01/06/25	USD	118,006	$(809)	$–	$(809)
Bank of America	BABXRPVB INDEX	**	0.00%	TOTAL RETURN	Quarterly	01/21/25	USD	48,343	352	–	352
Bank of America	BAEIESPR INDEX	**	0.15%	TOTAL RETURN	Quarterly	04/04/25	USD	53,569	135	–	135
Bank of America	BAFXCAVE INDEX	**	0.00%	TOTAL RETURN	Quarterly	09/20/24	USD	90,459	(2,106)	–	(2,106)
Barclays	BXIIVFR1 INDEX	**	0.40%	TOTAL RETURN	Quarterly	05/20/25	USD	42,702	65	–	65
BNP Paribas	BNPUMFRL INDEX	**	SOFR +0.60%	TOTAL RETURN	Quarterly	05/06/25	USD	113,161	(3,455)	–	(3,455)
BNP Paribas	BNPUMFRS INDEX	**	TOTAL RETURN	SOFR +0.05%	Quarterly	05/06/25	USD	97,137	2,355	–	2,355
BNP Paribas	BNPXDITU INDEX	**	0.20%	TOTAL RETURN	Quarterly	04/21/25	USD	60,586	539	–	539
Deutsche Bank	DBGNLASU INDEX	**	0.00%	TOTAL RETURN	Quarterly	01/27/25	USD	46,435	1,325	–	1,325
Deutsche Bank	DBTIDUS5 INDEX	**	0.00%	TOTAL RETURN	Quarterly	04/21/25	USD	71,715	(148)	–	(148)
Goldman Sachs	GSCBEJFB INDEX	**	0.35%	TOTAL RETURN	Quarterly	08/09/24	USD	97,724	(37)	–	(37)
Goldman Sachs	GSCBFBL2 INDEX	**	FED FUNDS +0.25%	TOTAL RETURN	Quarterly	01/17/25	USD	139,423	(1,394)	–	(1,394)
Goldman Sachs	GSCBFBS2 INDEX	**	TOTAL RETURN	FED FUNDS -0.10%	Quarterly	01/17/25	USD	135,908	(1,186)	–	(1,186)
Goldman Sachs	GSXAF11F INDEX	**	-0.30%	TOTAL RETURN	Quarterly	03/14/25	USD	65,468	341	–	341
Goldman Sachs	RCXTMGT3 INDEX	**	0.00%	TOTAL RETURN	Quarterly	10/11/24	USD	42,443	(176)	–	(176)
Goldman Sachs	SPSIRBKT INDEX	**	TOTAL RETURN	-0.20%	Quarterly	08/09/24	USD	83,124	–	–	–
JPMorgan Chase	JMABNPMF INDEX	**	0.20%	TOTAL RETURN	Quarterly	03/31/25	USD	53,913	436	–	436
JPMorgan Chase	JPUS1MMC INDEX	**	0.20%	TOTAL RETURN	Quarterly	09/26/24	USD	50,369	(1,112)	–	(1,112)
JPMorgan Chase	IBOXHY INDEX		TOTAL RETURN	SOFR	Quarterly	09/20/24	USD	12,200	(256)	–	(256)
JPMorgan Chase	IBOXHY INDEX		TOTAL RETURN	SOFR	Quarterly	12/20/24	USD	12,200	(202)	–	(202)
JPMorgan Chase	IBOXHY INDEX		TOTAL RETURN	SOFR	Quarterly	03/20/25	USD	12,200	(87)	143	(230)
JPMorgan Chase	IBXXLLTR INDEX		SOFR	TOTAL RETURN	Quarterly	12/20/24	USD	4,880	(1)	(61)	60
Macquarie Bank Limited	MQCP388E INDEX	**	0.43%	TOTAL RETURN	Quarterly	06/06/25	USD	41,491	(499)	–	(499)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Macquarie Bank Limited	MQIS311 INDEX	**	0.25%	TOTAL RETURN	Quarterly	03/25/25	USD	107,117	$470	$–	$470
Nomura	NMSY2RNU INDEX	**	0.15%	TOTAL RETURN	Quarterly	08/01/24	USD	107,180	(2)	–	(2)
Societe Generale	SGIPULSU INDEX	**	0.25%	TOTAL RETURN	Quarterly	01/29/25	USD	34,555	70	–	70
Societe Generale	SGIXFVET INDEX	**	SOFR +0.20%	TOTAL RETURN	Quarterly	08/06/24	USD	45,765	150	–	150
Societe Generale	SGIXUSGC INDEX	**	0.15%	TOTAL RETURN	Quarterly	01/25/25	USD	62,581	(950)	–	(950)
Societe Generale	SGIXVR2U INDEX	**	SOFR	TOTAL RETURN	N/A	04/04/25	USD	49,384	1,412	–	1,412
UBS	UBCSBSB2 INDEX	**	0.00%	TOTAL RETURN	Monthly	08/27/24	USD	319,981	308	–	308
								2,220,019	$(4,462)	$82	$(4,544)

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2024.

**BABXRPFB Index: A commodity multi-factor basket of eight strategies targeting four factors: Carry, Liquidity, Relative Value, and Value

	Top Underlying Components	Notional	Percentage of Notional
Future	Gold 100 oz Futures August 24	$(17,930,421)	-15.30%
	Soybean Futures November 24	(16,714,926)	-14.26%
	WTI Crude Futures September 24	(16,561,043)	-14.13%
	Natural Gas Futures November 24	(14,611,083)	-12.47%
	Gold 100 oz Futures December 24	13,415,950	11.45%
	Soybean Futures January 25	11,209,978	9.57%
	Brent Crude Futures September 24	10,024,083	8.55%
	WTI Crude Futures October 24	8,873,430	7.57%
	Live Cattle Futures October 24	(8,052,318)	-6.87%
	LME PRI Alum Futures October 24	7,874,896	6.72%
	Corn Futures September 24	(7,165,497)	-6.11%
	LME Copper Futures October 24	6,939,151	5.92%
	LME Copper Futures September 24	(6,870,742)	-5.86%
	Gasoline RBOB Futures August 24	(6,774,642)	-5.78%
	WTI Crude Futures November 24	6,417,858	5.48%
	Soybean Meal Futures January 25	6,349,474	5.42%
	Brent Crude Futures January 25	(6,322,129)	-5.39%
	WTI Crude Futures January 25	6,089,954	5.20%
	Soybean Oil Futures January 25	6,030,152	5.15%
	Corn Futures December 24	5,860,629	5.00%
	Natural Gas Futures January 25	5,802,695	4.95%
	LME PRI Alum Futures September 24	(5,177,999)	-4.42%
	Low SU Gasoil G October 24	4,859,714	4.15%
	LME Zinc Futures October 24	4,850,197	4.14%
	Natural Gas Futures March 25	4,848,865	4.14%
	Brent Crude Futures February 25	(4,714,674)	-4.02%
	Lean Hogs Futures August 24	(4,712,811)	-4.02%
	WTI Crude Futures May 25	(4,602,360)	-3.93%
	Live Cattle Futures December 24	4,455,370	3.80%
	Gasoline RBOB Futures September 24	(4,218,760)	-3.60%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Gasoline RBOB Futures October 24	$4,210,614	3.59%
LME PRI Alum Futures November 24	(3,838,433)	-3.28%
LME PRI Alum Futures January 25	3,837,751	3.27%
Soybean Meal Futures December 24	(3,741,790)	-3.19%
Brent Crude Futures December 24	3,634,452	3.10%
WTI Crude Futures December 24	3,578,182	3.05%
Copper Futures December 24	(3,534,314)	-3.02%
Low SU Gasoil G August 24	3,519,202	3.00%
Sugar #11 (World) March 25	3,366,675	2.87%
LME Nickel Futures September 24	(3,229,816)	-2.76%
LME Zinc Futures September 24	(3,209,687)	-2.74%
Low SU Gasoil G September 24	(3,103,545)	-2.65%
Soybean Futures August 24	2,994,869	2.56%
Natural Gas Futures December 24	2,889,667	2.47%
Brent Crude Futures November 24	2,816,335	2.40%
Live Cattle Futures August 24	2,771,163	2.36%
LME PRI Alum Futures August 24	(2,624,521)	-2.24%
LME Nickel Futures January 25	2,468,466	2.11%
LME Nickel Futures November 24	(2,466,661)	-2.10%
LME Zinc Futures January 25	2,429,659	2.07%
LME Zinc Futures November 24	(2,429,657)	-2.07%
Wheat Futures (CBT) December 24	2,416,356	2.06%
Cotton No.2 Futures March 25	2,408,127	2.05%
KC HRW Wheat Futures September 24	(2,337,747)	-1.99%
NY Harb ULSD Futures October 24	2,322,945	1.98%
NY Harb ULSD Futures August 24	2,297,740	1.96%
NY Harb ULSD Futures September 24	(2,254,117)	-1.92%
Cocoa Futures September 24	2,178,554	1.86%
LME Copper Futures August 24	2,178,554	1.86%
Cattle Feeder Futures August 24	(2,178,554)	-1.86%
Cocoa Futures - IC September 24	(2,178,554)	-1.86%
Low SU Gasoil G November 24	(2,153,995)	-1.84%
Low SU Gasoil G January 25	2,152,183	1.84%
Lean Hogs Futures October 24	2,124,076	1.81%
Gasoline RBOB Futures November 24	(1,959,263)	-1.67%
Gasoline RBOB Futures January 25	1,946,902	1.66%
Coffee 'C' Futures December 24	1,928,821	1.65%
Soybean Meal Futures August 24	1,891,118	1.61%
WTI Crude Futures August 24	(1,834,957)	-1.57%
Soybean Oil Futures August 24	(1,752,644)	-1.50%
Cotton No.2 Futures December 24	(1,709,938)	-1.46%
LME Copper Futures December 24	(1,686,711)	-1.44%
LME Nickel Futures October 24	1,659,831	1.42%
LME Zinc Futures August 24	(1,606,494)	-1.37%
LME Nickel Futures August 24	1,588,847	1.36%
LME Lead Futures October 24	1,576,241	1.34%
Silver Futures December 24	(1,570,640)	-1.34%
Corn Futures March 25	1,564,355	1.33%
NY Harb ULSD Futures January 25	1,554,101	1.33%
Rapeseed Euro August 24	(1,532,529)	-1.31%
Wheat Futures (CBT) March 25	1,516,636	1.29%
Canola Futures (WCE) November 24	1,505,933	1.28%
White Sugar(ICE) October 24	(1,432,334)	-1.22%
Soybean Oil Futures December 24	(1,429,978)	-1.22%
Lean Hogs Futures December 24	1,360,014	1.16%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Copper Futures September 24	$1,354,639	1.16%
	LME PRI Alum Futures December 24	(1,252,074)	-1.07%
	Sugar #11 (World) October 24	(1,199,708)	-1.02%
Currency	Euro Spot	(2,403,951)	-2.05%
	British Pound Spot	(2,178,554)	-1.86%
	Canadian Dollar Spot	1,505,933	1.28%

**BABXRPVB Index: A commodity volatility multi-factor basket of five commodity strategies targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional
Future	Corn Futures September 24	$(12,782,431)	-26.25%
	Wheat Futures (CBT) September 24	8,432,558	17.32%
	Brent Crude Futures November 24	8,220,601	16.88%
	WTI Crude Futures October 24	(7,861,170)	-16.14%
	Brent Crude Futures October 24	5,254,795	10.79%
	LME Copper Futures July 24	3,910,369	8.03%
	WTI Crude Futures August 24	(3,634,975)	-7.46%
	LME Copper Futures September 24	(3,056,262)	-6.28%
	WTI Crude Futures September 24	(2,788,305)	-5.73%
	WTI Crude Futures November 24	(1,833,439)	-3.77%
	Brent Crude Futures September 24	(1,739,379)	-3.57%
	Corn Futures December 24	(1,243,896)	-2.55%
	LME Copper Futures August 24	862,591	1.77%
	LME Copper Futures October 24	(743,443)	-1.53%
	Brent Crude Futures December 24	683,732	1.40%
	Natural Gas Futures August 24	(166,243)	-0.34%
	Gold 100 oz Futures August 24	128,875	0.26%
Options	Put Options on Corn Futures September 24	(2,735,730)	-5.62%
	Put Options on Wheat Futures(CBT) September 24	2,280,081	4.68%
	Call Options on Brent Crude Futures November 24	(1,908,765)	-3.92%
	Call Options on WTI Crude Futures October 24	1,632,961	3.35%
	Call Options on Brent Crude Futures October 24	(1,430,701)	-2.94%
	Call Options on WTI Crude Futures September 24	925,730	1.90%
	Put Options on Brent Crude Futures October 24	(907,625)	-1.86%
	Put Options on Brent Crude Futures September 24	(856,079)	-1.76%
	Call Options on WTI Crude Futures November 24	841,195	1.73%
	Put Options on Brent Crude Futures November 24	(816,159)	-1.68%
	Put Options on WTI Crude Futures September 24	689,736	1.42%
	Call Options on WTI Crude Futures August 24	669,449	1.37%
	Put Options on WTI Crude Futures November 24	651,040	1.34%
	Call Options on Brent Crude Futures September 24	(648,462)	-1.33%
	Put Options on WTI Crude Futures October 24	589,342	1.21%
	Put Options on LME Copper Futures September 24	(536,573)	-1.10%
	Call Options on Brent Crude Futures December24	(505,724)	-1.04%
	Put Options on Brent Crude Futures December24	(464,992)	-0.95%
	Put Options on Corn Futures December24	(431,650)	-0.89%
	Put Options on WTI Crude Futures August 24	424,200	0.87%
	Put Options on LME Copper Futures October 24	(340,011)	-0.70%
	Call Options on LME Copper Futures July 24	(292,920)	-0.60%
	Put Options on Wheat Futures(CBT) December24	231,054	0.47%
	Call Options on LME Copper Futures August 24	(200,032)	-0.41%
	Call Options on LME Copper Futures October 24	(196,435)	-0.40%
	Call Options on Wheat Futures(CBT) December24	190,279	0.39%
	Call Options on Corn Futures September 24	(169,744)	-0.35%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Call Options on Wheat Futures(CBT) September 24	$166,306	0.34%
	Put Options on Gold 100 oz Futures December24	(156,735)	-0.32%
	Call Options on Corn Futures December24	(138,974)	-0.29%
	Put Options on Gold 100 oz Futures August 24	(136,343)	-0.28%
	Put Options on LME Copper Futures August 24	(135,880)	-0.28%
	Call Options on Gold 100 oz Futures December24	(133,216)	-0.27%

**BAEIESPR Index: A strategy that sells ultra-short options to buy midterm length options to profit from a US equity market that slowly trades lower as opposed to falls quickly.

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-Mini Futures September 24	$64,085,164	119.33%
Currency	US Dollar Spot	(10,644,894)	-19.82%
Option	July 24 Puts on SPX	264,384	0.49%

**BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional
Currency	CNH Fwd Points 2 Month	$(12,407,082)	-14.04%
	IDR Non-Deliverable Forward Points 2 Month	11,374,531	12.87%
	Singapore Dollar 2 Month	(10,623,059)	-12.02%
	Norwegian Krone 2 Month	(9,829,459)	-11.13%
	IDR Non-Deliverable Forward Points 2 Month	9,737,246	11.02%
	PHP Onshore Points 2 Month	9,656,128	10.93%
	Swiss Franc 2 Month	(9,619,949)	-10.89%
	Japanese Yen 2 Month	9,519,968	10.78%
	Australian Dollar 2 Month	(9,087,219)	-10.29%
	KRW Onshore Points 2 Month	(6,959,285)	-7.88%
	Thai Baht 2 Month	6,469,573	7.32%
	INR Non-Deliverable Forward Points 2 Month	5,212,795	5.90%
	Czech Koruna 2 Month	(5,169,467)	-5.85%
	COP Ndf Points 2 Month	4,252,568	4.81%
	British Pound 2 Month	3,519,388	3.98%
	S. African Rand 2 Month	3,438,641	3.89%
	Swedish Krona 2 Month	3,116,155	3.53%
	Mexican Peso 2 Month	2,448,260	2.77%
	Euro 2 Month	2,355,416	2.67%
	Polish Zloty 2 Month	(1,869,249)	-2.12%
	Israeli Shekel 2 Month	(1,818,330)	-2.06%
	CLP Ndf Points 2 Month	(1,759,523)	-1.99%
	Taiwan Dollar 2 Month	769,621	0.87%
	BRL Fwd Points 2 Month	(764,430)	-0.87%
	Canadian Dollar 2 Month	(693,605)	-0.79%
	New Romanian Leu 2 Month	662,745	0.75%
	PEN Fwd Points 2 Month	(506,503)	-0.57%
	Hungarian Forint 2 Month	(496,419)	-0.56%
	New Zealand Dollar 2 Month	81,306	0.09%

**BXIIVFR1 Index: Systematic strategy that replicates the payoff of a long VIX upside call structure, which is more cost-effective than owning the options

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 VIX Short-Term Future Index Total Return	$(1,458,363)	-3.41%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Orange County Bancorp Inc	$444,050	0.40%
	Chemung Financial Corp	442,572	0.40%
	Independent Bank Corp	438,264	0.40%
	FS Bancorp Inc	428,793	0.39%
	Bank of Marin Bancorp	428,073	0.39%
	Pacific Premier Bancorp Inc	427,443	0.39%
	Republic Bancorp Inc/KY	426,613	0.39%
	Amalgamated Financial Corp	426,024	0.38%
	Civista Bancshares Inc	425,831	0.38%
	Primis Financial Corp	425,366	0.38%
	Carisma Therapeutics Inc	424,728	0.38%
	Heritage Commerce Corp	424,722	0.38%
	HBT Financial Inc	423,952	0.38%
	ChoiceOne Financial Services Inc	423,059	0.38%
	Shore Bancshares Inc	422,690	0.38%
	Hanmi Financial Corporation	421,940	0.38%
	Third Coast Bancshares Inc	421,938	0.38%
	Mid Penn Bancorp Inc	421,618	0.38%
	Orrstown Financial Services Inc	421,012	0.38%
	First Bancshares Inc/The	420,475	0.38%
	Oak Valley Bancorp	418,635	0.38%
	Metropolitan Bank Holding Corp	418,438	0.38%
	Columbia Banking System Inc	418,327	0.38%
	Enterprise Bancorp Inc	418,213	0.38%
	TrustCo Bank Corp	418,141	0.38%
	SmartFinancial Inc	417,233	0.38%
	OceanFirst Financial Corp	416,449	0.38%
	CNB Financial Corp	416,166	0.38%
	Sierra Bancorp	415,665	0.38%
	BCB Bancorp Inc	415,363	0.38%
	Banner Corp	414,686	0.37%
	Baycom Corp	413,854	0.37%
	Renasant Corp	413,334	0.37%
	First Bank	413,245	0.37%
	Enterprise Financial Services Corp	412,634	0.37%
	Valley National Bancorp	411,183	0.37%
	Capital City Bank Group Inc	410,574	0.37%
	First Financial Corp	410,316	0.37%
	Bank OZK	410,021	0.37%
	Northrim Bancorp Inc	409,351	0.37%
	Central Pacific Financial Corp	409,239	0.37%
	Northeast Community Bancorp Inc	407,755	0.37%
	Ocwen Financial Corp	403,259	0.36%
	Pathward Financial Inc	402,859	0.36%
	Westamerica BanCorp	402,550	0.36%
	Timberland Bancorp Inc	400,175	0.36%
	MVB Financial Corp	399,405	0.36%
	Red River Bancshares Inc	393,690	0.36%
	C & F Financial Corp	391,027	0.35%
	Bioxcel Therapeutics Inc	320,016	0.29%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Eagle Bancorp Inc	$(356,369)	0.37%
	Bancorp Inc	(348,861)	0.36%
	Northeast Bank	(347,766)	0.36%
	Sterling Bancorp Inc	(345,355)	0.36%
	Washington Federal Inc	(345,348)	0.36%
	Hingham Institution For Savings	(345,034)	0.36%
	Blue Foundry Bancorp	(344,488)	0.36%
	HarborOne Bancorp Inc	(343,595)	0.36%
	Greene County Bancorp Inc	(343,226)	0.36%
	ServisFirst Bancshares Inc	(342,393)	0.36%
	Berkshire Hills Bancorp Inc	(341,819)	0.36%
	Washington Trust Bancorp Inc	(341,318)	0.36%
	FB Financial Corp	(341,090)	0.36%
	Triumph Financial Inc	(340,971)	0.36%
	Coastal Financial Corp	(340,020)	0.36%
	West BanCorp Inc	(339,929)	0.36%
	Metrocity Bankshares Inc	(339,363)	0.35%
	Provident Financial Services Inc	(338,571)	0.35%
	First Financial Bankshares Inc	(335,672)	0.35%
	Burke & Herbert Financial Services Corp	(335,524)	0.35%
	Live Oak Bancshares Inc	(335,304)	0.35%
	Columbia Financial Inc	(335,303)	0.35%
	New York Community Bancorp Inc	(334,923)	0.35%
	NU Holdings Ltd	(334,910)	0.35%
	Glacier Bancorp Inc	(334,504)	0.35%
	Park National Corp	(333,977)	0.35%
	Waterstone Financial Inc	(333,673)	0.35%
	Bankwell Financial Group Inc	(333,669)	0.35%
	Texas Capital Bancshares Inc	(333,271)	0.35%
	BancFirst Corp	(333,174)	0.35%
	ESSA Bancorp Inc	(332,851)	0.35%
	KeyCorp	(332,557)	0.35%
	Farmers & Merchants Bancorp Inc	(332,007)	0.35%
	Homestreet Inc	(331,058)	0.35%
	Lakeland Financial Corp	(330,922)	0.35%
	BOK Financial Corp	(330,695)	0.35%
	Capitol Federal Financial Inc	(330,314)	0.35%
	Ponce Financial Group Inc	(328,710)	0.34%
	JPMorgan Chase & Co	(327,944)	0.34%
	Banco Latinoamericano de Comercio Exterior S.A.	(327,782)	0.34%
	City Holding Co	(327,528)	0.34%
	M&T Bank Corp	(326,587)	0.34%
	Wells Fargo & Co	(325,348)	0.34%
	Merchants Bancorp	(325,097)	0.34%
	TFS Financial Corp	(324,976)	0.34%
	Bank of New York Mellon Corp	(324,071)	0.34%
	Orchestra Biomed Holdings Inc	(324,032)	0.34%
	First Western Financial Inc	(323,805)	0.34%
	PNC Financial Services Group Inc	(323,018)	0.34%
	Northern Trust Corp	(322,973)	0.34%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional
Index	BNP Paribas Dynamic Intraday Trend US Index	$61,149,990	100.00%

**DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$43,111,790	90.26%
	US Dollar Spot	(8,695,857)	-18.21%
Index	JPY Overnight Rate (Mid) Index	(4,549,538)	-9.53%
	Deutsche Bank Fed Funds Effective Rate Total Return Index	(4,231,141)	-8.86%
	Deutsche Bank Australia Overnight Money Market TR Index	(269,405)	-0.56%
Equity	MicroStrategy Inc	(468,243)	-0.98%
	Computershare Ltd	368,183	0.77%
	Coinbase Global Inc	(367,247)	-0.77%
	Ivanhoe Mines Ltd	(359,660)	-0.75%
	Osaka Gas Co Ltd	347,480	0.73%
	Block Inc	(341,233)	-0.71%
	Carnival Corp	(338,397)	-0.71%
	Archer-Daniels-Midland Co	334,990	0.70%
	Cummins Inc	326,997	0.68%
	Confluent Inc	(326,103)	-0.68%
	Cigna Group/The	323,841	0.68%
	Colgate-Palmolive Co	322,934	0.68%
	Nintendo Co Ltd	310,601	0.65%
	Subaru Corp	310,298	0.65%
	Merck & Co Inc	310,181	0.65%
	Rivian Automotive Inc	(310,180)	-0.65%
	Ono Pharmaceutical Co Ltd	308,602	0.65%
	Tokyo Gas Co Ltd	306,093	0.64%
	Lockheed Martin Corp	305,501	0.64%
	Meta Platforms Inc	305,148	0.64%
	QUALCOMM Inc	302,602	0.63%
	Caterpillar Inc	297,136	0.62%
	Aisin Corp	296,880	0.62%
	AGC Inc	296,403	0.62%
	HF Sinclair Corp	294,322	0.62%
	Kao Corp	293,874	0.62%
	Sumitomo Electric Industries Ltd	290,849	0.61%
	Techtronic Industries Co Ltd	285,925	0.60%
	Marathon Petroleum Corp	283,846	0.59%
	Adyen NV	(282,843)	-0.59%
	Caesars Entertainment Inc	(282,130)	-0.59%
	Garmin Ltd	280,883	0.59%
	Cameco Corp	(279,714)	-0.59%
	Brambles Ltd	278,875	0.58%
	Alphabet Inc	277,783	0.58%
	Siemens Energy AG	(274,476)	-0.57%
	Inpex Corp	274,312	0.57%
	Kimberly-Clark Corp	273,736	0.57%
	Johnson & Johnson	271,948	0.57%
	Kirin Holdings Co Ltd	270,952	0.57%
	Recruit Holdings Co Ltd	270,671	0.57%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Boeing Co/The	$(270,049)	-0.57%
	Tyson Foods Inc	268,881	0.56%
	Toast Inc	(268,635)	-0.56%
	Nutrien Ltd	267,722	0.56%

**DBTIDUS5 Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Deutsche Bank US Equity Dynamic Intraday Trend Index	$71,567,047	100.00%

**GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$7,277,733	7.45%
	NB Bancorp Inc	4,865,779	4.98%
	Sandy Spring Bancorp Inc	4,759,380	4.87%
	First Citizens BancShares Inc	4,716,997	4.83%
	Wintrust Financial Corp	4,712,929	4.82%
	Pinnacle Financial Partners Inc	4,642,572	4.75%
	Axos Financial Inc	4,625,343	4.73%
	First Bancshares Inc/The	4,499,672	4.61%
	Merchants Bancorp	4,181,580	4.28%
	TriCo Bancshares	4,115,841	4.21%
	National Bank Holdings Corp	3,948,031	4.04%
	First Bancorp/Southern Pines NC	3,920,779	4.01%
	Ameris Bancorp	3,910,707	4.00%
	Pacific Premier Bancorp Inc	3,834,095	3.92%
	Rithm Capital Corp	3,724,275	3.81%
	Stellar Bancorp Inc	3,418,455	3.50%
	Premier Financial Corp	3,333,944	3.41%
	ConnectOne Bancorp Inc	3,243,727	3.32%
	Independent Bank Group Inc	3,225,312	3.30%
	Old Second Bancorp Inc	3,011,999	3.08%
	Heritage Commerce Corp	3,008,778	3.08%
	Flushing Financial Corp	2,597,952	2.66%
	First Interstate BancSystem Inc	2,441,077	2.50%
	First Mid Bancshares Inc	1,963,607	2.01%
	Carter Bankshares Inc	1,119,306	1.15%
	HomeTrust Bancshares Inc	1,080,427	1.11%
	Third Coast Bancshares Inc	765,257	0.78%
	Evans Bancorp Inc	741,326	0.76%

**GSCBFBL2 Index: Long basket of small and mid-cap Cyclical GARP stocks that are positioned well to benefit from economic expansion in a soft landing scenario

	Top Underlying Components	Notional	Percentage of Notional
Equity	Alpha & Omega Semiconductor	$1,273,208	0.92%
	Axcelis Technologies Inc	1,221,685	0.88%
	Extreme Networks Inc	1,118,568	0.81%
	SMART Global Holdings Inc	1,072,921	0.77%
	Applied Materials Inc	1,065,865	0.77%
	Marcus Corp/The	1,048,881	0.76%
	Murphy USA Inc	1,040,203	0.75%
	United Therapeutics Corp	1,018,220	0.73%
	Adtalem Global Education Inc	1,004,759	0.73%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Knife River Corp	$999,166	0.72%
	Ichor Holdings Ltd	997,714	0.72%
	Jones Lang LaSalle Inc	995,226	0.72%
	Enova International Inc	991,938	0.72%
	Edgewell Personal Care Co	982,871	0.71%
	Apogee Enterprises Inc	978,937	0.71%
	ABM Industries Inc	970,347	0.70%
	Sanmina Corp	970,135	0.70%
	Scholastic Corp	966,755	0.70%
	Flowserve Corp	960,207	0.69%
	Tenet Healthcare Corp	958,963	0.69%
	IDEXX Laboratories Inc	956,430	0.69%
	Emcor Group Inc	956,233	0.69%
	Esab Corp	950,243	0.69%
	Calix Inc	948,851	0.68%
	Addus HomeCare Corp	943,118	0.68%
	UniFirst Corp/MA	942,793	0.68%
	Minerals Technologies Inc	942,168	0.68%
	Toll Brothers Inc	939,000	0.68%
	Urban Outfitters Inc	937,792	0.68%
	Match Group Inc	934,779	0.67%
	Allegro MicroSystems Inc	933,288	0.67%
	Digi International Inc	929,691	0.67%
	Pilgrim's Pride Corp	929,075	0.67%
	NMI Holdings Inc	921,868	0.67%
	Sonic Automotive Inc	920,858	0.66%
	Mercury General Corp	919,256	0.66%
	TEGNA Inc	916,340	0.66%
	Post Holdings Inc	913,848	0.66%
	Benchmark Electronics Inc	912,268	0.66%
	Cheesecake Factory Inc/The	911,474	0.66%
	Arlo Technologies Inc	910,757	0.66%
	HCI Group Inc	908,825	0.66%
	Performance Food Group Co	908,181	0.66%
	EchoStar Corp	907,916	0.66%
	Corcept Therapeutics Inc	903,317	0.65%
	Exelixis Inc	902,486	0.65%
	Itron Inc	901,211	0.65%
	Tyson Foods Inc	900,588	0.65%
	Clearwater Paper Corp	900,333	0.65%
	Scansource Inc	898,696	0.65%

**GSCBFBS2 Index: Short basket of mega-cap stocks meant to reduce beta and take advantage of a rotation out of defensive proxies in a soft landing scenario

	Top Underlying Components	Notional	Percentage of Notional
Equity	Adobe Inc	$(2,131,125)	1.55%
	Broadcom Inc	(2,002,151)	1.46%
	Intuit Inc	(1,972,020)	1.43%
	Eli Lilly & Co	(1,868,476)	1.36%
	Microsoft Corp	(1,849,192)	1.34%
	Amazon.com Inc	(1,847,181)	1.34%
	Charter Communications Inc	(1,817,700)	1.32%
	Meta Platforms Inc	(1,809,493)	1.32%
	Accenture PLC	(1,806,675)	1.31%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Alphabet Inc	$(1,806,074)	1.31%
	AT&T Inc	(1,793,583)	1.30%
	Home Depot Inc	(1,792,418)	1.30%
	Ford Motor Co	(1,792,109)	1.30%
	3M Co	(1,781,242)	1.29%
	Citigroup Inc	(1,776,738)	1.29%
	Capital One Financial Corp	(1,766,735)	1.28%
	Exxon Mobil Corp	(1,766,049)	1.28%
	General Motors Co	(1,764,940)	1.28%
	Charles Schwab Corp	(1,753,714)	1.27%
	ConocoPhillips	(1,749,673)	1.27%
	US Bancorp	(1,746,564)	1.27%
	Bank of New York Mellon Corp	(1,746,262)	1.27%
	Walmart Inc	(1,746,097)	1.27%
	JPMorgan Chase & Co	(1,744,361)	1.27%
	Lowe's Cos Inc	(1,739,257)	1.26%
	Wells Fargo & Co	(1,736,689)	1.26%
	UnitedHealth Group Inc	(1,728,052)	1.26%
	Morgan Stanley	(1,725,630)	1.25%
	Chevron Corp	(1,725,120)	1.25%
	Blackrock Inc	(1,720,117)	1.25%
	Bank of America Corp	(1,719,695)	1.25%
	MetLife Inc	(1,718,054)	1.25%
	Cisco Systems Inc	(1,712,913)	1.24%
	Berkshire Hathaway Inc	(1,709,335)	1.24%
	Verizon Communications Inc	(1,706,948)	1.24%
	Mastercard Inc	(1,705,004)	1.24%
	General Electric Co	(1,699,087)	1.23%
	Procter & Gamble Co	(1,698,366)	1.23%
	Comcast Corp	(1,692,649)	1.23%
	CVS Health Corp	(1,682,033)	1.22%
	American Express Co	(1,672,721)	1.22%
	McDonald's Corp	(1,665,963)	1.21%
	American International Group Inc	(1,658,782)	1.21%
	Visa Inc	(1,651,841)	1.20%
	Dow Inc	(1,643,939)	1.19%
	Danaher Corp	(1,624,607)	1.18%
	RTX Corp	(1,591,558)	1.16%
	PayPal Holdings Inc	(1,568,160)	1.14%
	Colgate-Palmolive Co	(1,430,658)	1.04%
	Booking Holdings Inc	(1,335,362)	0.97%

**GSXAF11F Index: A basket of Trend, Tail Reversion, and Carry strategies across Commodity, Credit, Equity, FX, and Rates exposures

	Top Underlying Components	Notional	Percentage of Notional
Future	Euro-Schatz Futures September 24	$(31,382,518)	-47.68%
	US 2 Year Note (CBT) September 24	(31,160,386)	-47.34%
	JPN 10 Year Bond (OSE) September 24	(12,875,537)	-19.56%
	3 Month Euro EURIBOR December 25	(11,592,937)	-17.61%
	3 Month Euro EURIBOR September 25	(11,582,339)	-17.60%
	3 Month Euro EURIBOR June 25	(11,569,686)	-17.58%
	3 Month Euro EURIBOR March 25	(11,554,095)	-17.55%
	3 Month Euro EURIBOR December 24	(11,533,345)	-17.52%
	3 Month SOFR Futures December 25	(9,896,557)	-15.04%
	3 Month SOFR Futures September 25	(9,882,189)	-15.01%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Top Underlying Components	Notional	Percentage of Notional
3 Month SOFR Futures June 25	$(9,864,473)	-14.99%
3 Month SOFR Futures March 25	(9,841,676)	-14.95%
3 Month SOFR Futures December 24	(9,816,213)	-14.91%
Euro-Bund Futures September 24	(9,447,852)	-14.35%
Euro-BTP Futures September 24	8,116,858	12.33%
Euro-BOBL Futures September 24	(8,023,157)	-12.19%
US Long Bond (CBT) September 24	6,531,880	9.92%
ICE 3 Month SONIA Futures December 25	(6,047,935)	-9.19%
ICE 3 Month SONIA Futures September 25	(6,040,644)	-9.18%
ICE 3 Month SONIA Futures June 25	(6,031,948)	-9.16%
ICE 3 Month SONIA Futures March 25	(6,021,960)	-9.15%
ICE 3 Month SONIA Futures December 24	(6,010,758)	-9.13%
SPI 200 Futures July 24	4,997,840	7.59%
Corn Futures September 24	(4,739,389)	-7.20%
AUST 10Y Bond Futures September 24	4,482,637	6.81%
Long Gilt Futures September 24	4,327,060	6.57%
Swiss Market Index Futures September 24	3,964,973	6.02%
S&P 500 E-Mini Futures September 24	3,922,393	5.96%
Euro-OAT Futures September 24	(3,793,007)	-5.76%
US 5 Year Note (CBT) September 24	(3,699,986)	-5.62%
FTSE/MIB Index Futures September 24	3,518,928	5.35%
MSCI Emerging Markets September 24	3,479,675	5.29%
DAX Index Futures September 24	3,246,390	4.93%
NASDAQ 100 E-Mini September 24	3,196,327	4.86%
S&P/TSX 60 IX Futures September 24	3,184,274	4.84%
Soybean Futures November 24	(3,142,499)	-4.77%
SET50 Futures September 24	(2,961,667)	-4.50%
TOPIX Index Futures September 24	2,808,906	4.27%
Wheat Futures (CBT) September 24	(2,705,490)	-4.11%
Gold 100 oz Futures August 24	2,456,015	3.73%
Gold 100 oz Futures December 24	2,456,015	3.73%
Cotton No.2 Futures December 24	(2,404,853)	-3.65%
Cocoa Futures September 24	2,145,822	3.26%
CAN 10 Year Bond Futures September 24	(2,066,398)	-3.14%
FTSE 100 Index Futures September 24	1,916,012	2.91%
IBEX 35 Index Futures July 24	1,889,530	2.87%
Coffee 'C' Futures September 24	1,879,921	2.86%
WTI Crude Futures September 24	1,868,913	2.84%
Brent Crude Futures October 24	1,802,136	2.74%
Euro STOXX 50 September 24	1,739,411	2.64%
Gasoline RBOB Futures September 24	1,610,449	2.45%
Soybean Meal Futures December 24	1,395,776	2.12%
Silver Futures September 24	1,319,354	2.00%
Sugar #11 (World) October 24	(1,282,327)	-1.95%
CAC 40 10 Euro Futures July 24	1,228,483	1.87%
Natural Gas Futures September 24	(1,172,295)	-1.78%
KOSPI 200 Index Futures September 24	1,090,381	1.66%
LME PRI Alum Futures September 24	(1,085,087)	-1.65%
OMXS30 Index Futures July 24	1,083,761	1.65%
WTI Crude Futures August 24	1,075,532	1.63%
Low SU Gasoil G September 24	1,043,737	1.59%
KC HRW Wheat Futures September 24	1,009,125	1.53%
Gasoline RBOB Futures August 24	1,002,999	1.52%
LME Nickel Futures September 24	(985,821)	-1.50%
Brent Crude Futures September 24	959,684	1.46%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	LME Copper Futures August 24	$876,447	1.33%
	LME Nickel Futures August 24	(868,538)	-1.32%
	FTSE/JSE Top 40 September 24	(852,466)	-1.30%
	Natural Gas Futures August 24	(770,025)	-1.17%
	E-Mini Russel 2000 September 24	761,716	1.16%
	Low SU Gasoil G August 24	698,567	1.06%
	Hang Seng Index Futures July 24	661,779	1.01%
	HSCEI Futures July 24	660,197	1.00%
CDX	MARKIT CDX.NA.IG.42 06/29	(23,237,914)	-35.31%
	MARKIT ITRX EUROPE 06/29	(21,693,727)	-32.96%
	MARKIT CDX.NA.HY.42 06/29	(6,494,564)	-9.87%
	MARKIT ITRX EUR XOVER 06/29	(5,226,403)	-7.94%
FX Contract	USD/CNH July 2024	(17,659,310)	-26.83%
	USD/JPY July 2024	(11,985,291)	-18.21%
	USD/SGD July 2024	(11,747,326)	-17.85%
	USD/EUR July 2024	(10,452,082)	-15.88%
	USD/KRW July 2024	(9,500,120)	-14.43%
	USD/NOK July 2024	(6,918,811)	-10.51%
	USD/NZD July 2024	6,429,965	9.77%
	USD/CHF July 2024	(5,699,728)	-8.66%
	USD/GBP July 2024	5,649,005	8.58%
	USD/ILS July 2024	(4,846,068)	-7.36%
	USD/PLN July 2024	4,760,994	7.23%
	USD/IDR July 2024	4,741,654	7.20%
	USD/SEK July 2024	(3,932,893)	-5.98%
	USD/INR July 2024	(3,716,746)	-5.65%
	USD/CAD July 2024	(3,527,170)	-5.36%
	USD/ZAR July 2024	3,467,081	5.27%
	USD/MXN July 2024	3,270,232	4.97%
	USD/AUD July 2024	2,593,140	3.94%
	USD/BRL July 2024	(2,143,683)	-3.26%
	USD/PHP July 2024	2,107,169	3.20%
	USD/CZK July 2024	(1,987,381)	-3.02%
	USD/HUF July 2024	1,915,724	2.91%
	USD/TWD July 2024	(1,558,880)	-2.37%
Currency	US Dollar Spot	6,501,770	9.88%
	Swiss Franc Spot	3,964,973	6.02%
	Japanese Yen Spot	2,808,906	4.27%
	British Pound Spot	1,916,012	2.91%
	Euro Spot	953,500	1.45%

**RCXTMGT3 Index: A strategy designed to capture the premium paid by banks to hedge their structured product risk.

	Top Underlying Components	Notional	Percentage of Notional
Future	Euro STOXX 50 March 24	$15,744,577	37.25%
	Tokyo Price Index Futures March 24	9,184,689	21.73%
	S&P 500 E-mini Futures March 24	1,035,549	2.45%

**JMABNPMF Index: Alpha oriented strategy seeking to provide access to carry, value, and mean reversion risk factors by expressing long and short views in related commodity pairs

	Top Underlying Components	Notional	Percentage of Notional
Future	WTI Crude Futures August 24	$(12,581,778)	-23.15%
	Gasoline RBOB Futures August 24	8,364,571	15.39%
	Gold 100 oz Futures August 24	8,238,504	15.16%
	Copper Futures September 24	(8,085,891)	-14.88%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	LME PRI Alum Futures August 24	$5,235,025	9.63%
	Silver Futures September 24	(4,106,082)	-7.56%
	NY Harb ULSD Futures August 24	3,796,444	6.99%
	LME Copper Futures August 24	3,325,761	6.12%
	Soybean Futures November 24	2,215,584	4.08%
	Wheat Futures (CBT) September 24	(1,883,317)	-3.47%
	LME Lead Futures August 24	1,673,687	3.08%
	Live Cattle Futures August 24	1,666,217	3.07%
	Soybean Oil Futures December 24	(1,627,048)	-2.99%
	KC HRW Wheat Futures September 24	1,520,751	2.80%
	Cattle Feeder Futures August 24	(1,422,222)	-2.62%
	LME Zinc Futures August 24	(1,196,981)	-2.20%
	Corn Futures September 24	1,065,860	1.96%
	Soybean Meal Futures December 24	(982,903)	-1.81%
	White Sugar(ICE) August 24	(852,569)	-1.57%
	Coffee Robusta 10tn September 24	(803,319)	-1.48%
	Coffee 'C' Futures September 24	793,255	1.46%
	Red Wheat Futures MGE September 24	763,180	1.40%
	Sugar #11 (World) October 24	704,337	1.30%
	Brent Crude Futures September 24	164,436	0.30%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	$4,915,982	9.98%

**MQCP388E Index: A commodity multi-factor basket seeking enhanced exposure relative to traditional commodity indices by utilizing off benchmark commodities, deferred curve placement, dynamic selection, position indicators, and dynamic beta exposure.

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Futures December 24	$4,323,799	10.51%
	WTI Crude Futures December 24	4,244,347	10.31%
	Gold 100 oz Futures August 24	3,140,172	7.63%
	Platinum Futures October 24	2,750,509	6.68%
	Palladium Futures September 24	2,687,542	6.53%
	Copper Futures March 25	2,676,360	6.50%
	Soybean Futures March 25	2,417,923	5.87%
	Coffee 'C' Futures March 25	1,680,295	4.08%
	Natural Gas Futures December 24	1,612,796	3.92%
	Low SU Gasoil G December 24	1,511,836	3.67%
	Soybean Meal Futures March 25	1,494,620	3.63%
	Gasoline RBOB Futures December24	1,380,750	3.35%
	LME Zinc Futures March 25	1,243,347	3.02%
	Sugar #11 (World) March 25	1,229,923	2.99%
	LME Copper Futures March 25	1,207,203	2.93%
	Lean Hogs Futures February 25	1,206,377	2.93%
	Silver Futures September 24	1,076,871	2.62%
	Corn Futures March 25	832,419	2.02%
	LME PRI Alum Futures March 25	723,917	1.76%
	Cattle Feeder Futures March 25	693,927	1.69%
	White Sugar (ICE) October 24	685,312	1.67%
	Live Cattle Futures February 25	634,645	1.54%
	Coffee Robusta 10tn September 24	626,059	1.52%
	SGX Iron Ore 62% August 24	581,217	1.41%
	Cocoa Futures - IC September 24	576,357	1.40%
	Mill Wheat Euro September 24	540,256	1.31%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Cocoa Futures March 25	$535,755	1.30%
	Soybean Oil Futures March 25	507,519	1.23%
	LME Nickel Futures March 25	433,771	1.05%
	Wheat Futures (CBT) March 25	432,121	1.05%
	NY Harb ULSD Futures December 24	427,909	1.04%
	Rapeseed Euro August 24	362,866	0.88%
	KC HRW Wheat Futures March 25	280,823	0.68%
	Rapeseed Euro November 24	246,346	0.60%
	Cotton No.2 Futures March 25	241,742	0.59%
	LME Lead Futures March 25	222,509	0.54%
	ECX Carbon Emmisions Futures December 24	208,530	0.51%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$107,590,368	100.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Japanese Yen Spot	$24,026,079	22.41%
	Australian Dollar Spot	(11,408,889)	-10.64%
	Canadian Dollar Spot	(5,734,867)	-5.35%
	Swiss Franc Spot	(4,244,780)	-3.96%
	Euro Spot	3,747,100	3.49%
	Norwegian Krone Spot	(2,091,449)	-1.95%
	New Zealand Dollar Spot	1,343,518	1.25%
	British Pound Spot	1,095,600	1.02%
	Swedish Krona Spot	(742,030)	-0.69%

**SGIPULSU Index: Systematic strategy that only buys volatility in deeper market corrections

	Top Underlying Components	Notional	Percentage of Notional
Option	September 24 Puts on SPX	$86,688	0.25%
	August 24 Puts on SPX	(71,966)	-0.21%
	July 24 Puts on SPX	(26,691)	-0.08%
	October 24 Puts on SPX	15,803	0.05%

**SGIXFVET Index: A strategy that seeks to replicate a rolling 1y1y Forward Volatility Agreement (FVA) using vanilla options to approximate the pure volatility exposure of an FVA.

	Top Underlying Components	Notional	Percentage of Notional
Option	July 2024 EURUSD Straddle	$575,541	1.24%
	August 2024 EURUSD Straddle	447,595	0.97%
	September 2024 EURUSD Straddle	402,233	0.87%
	September 2025 EURUSD Straddle	(362,856)	-0.78%
	October 2025 EURUSD Straddle	(335,233)	-0.72%
	December 2024 EURUSD Straddle	293,675	0.63%
	October 2024 EURUSD Straddle	292,439	0.63%
	August 2025 EURUSD Straddle	(273,643)	-0.59%
	November 2024 EURUSD Straddle	247,893	0.54%
	January 2025 EURUSD Straddle	184,897	0.40%
	November 2025 EURUSD Straddle	(163,888)	-0.35%
	July 2025 EURUSD Straddle	(155,895)	-0.34%
	December 2025 EURUSD Straddle	(147,777)	-0.32%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	February 2025 EURUSD Straddle	$124,177	0.27%
	January 2026 EURUSD Straddle	(110,283)	-0.24%
	March 2025 EURUSD Straddle	92,052	0.20%
	February 2026 EURUSD Straddle	(79,338)	-0.17%
	June 2025 EURUSD Straddle	(62,283)	-0.13%
	May 2026 EURUSD Straddle	54,803	0.12%
	April 2025 EURUSD Straddle	45,345	0.10%
	March 2026 EURUSD Straddle	26,878	0.06%
	May 2025 EURUSD Straddle	9,629	0.02%
	June 2026 EURUSD Straddle	7,254	0.02%
	April 2026 EURUSD Straddle	(6,304)	-0.01%

**SGIXUSGC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 INDEX	$23,192,985	37.62%

**SGIXVR2U Index: Systematic strategy that takes advantage of the volatility curve to generate positive carry.

	Top Underlying Components	Notional	Percentage of Notional
Swap	1y Forward 7y20y Straddle	$17,795,120	34.62%
	1y Forward 2y20y Straddle	7,414,633	14.42%
	1y Forward 10y20y Straddle	7,414,633	14.42%
	1y Forward 1y20y Straddle	5,931,707	11.54%
	1y Forward 3y20y Straddle	4,448,780	8.65%
	1y Forward 5y20y Straddle	3,460,162	6.73%
	1y Forward 1y5y Straddle	1,977,236	3.85%
	1y Forward 15y10y Straddle	1,977,236	3.85%
	1y Forward 2y10y Straddle	494,309	0.96%
	1y Forward 2y5y Straddle	494,309	0.96%

**UBCSBSB2 Index: Equal weighted basket comprised of 4 interest rate swap steepener indices that are long the 10y and short the 30y across USD, EUR, GBP and CAD.

	Top Underlying Components	Notional	Percentage of Notional
Index	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 10Y	$132,739,973	41.44%
	UBS Rolling Receiver Interest Rate Swap Index - EUR 10Y	123,691,262	38.62%
	UBS Rolling Receiver Interest Rate Swap Index - USD SOFR 30Y	(60,366,514)	-18.85%
	UBS Rolling Receiver Interest Rate Swap Index - CAD 30Y	(56,429,228)	-17.62%
	UBS Rolling Receiver Interest Rate Swap Index - EUR 30Y	(51,008,959)	-15.93%

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Mortgage-Backed Securities	$—	$1,798,499	$—	$1,798,499
Corporate Obligations	—	378,944	—	378,944
Asset-Backed Securities	—	119,239	—	119,239

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Convertible Bonds	$—	$7,840	$—	$7,840
Preferred Stock	—	749	—	749
Short-Term Investment	803,534	—	—	803,534
Centrally Cleared Purchased Options	5	—	—	5
OTC Purchased Options	—	1,782	—	1,782
Total Investments in Securities	$803,539	$2,307,053	$—	$3,110,592

Securities Sold Short, Not Yet Purchased	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligation	$—	$(13,966)	$—	$(13,966)
Total Securities Sold Short, Not Yet Purchased	$—	$(13,966)	$—	$(13,966)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND JUNE 30, 2024 (Unaudited)

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$7,713	$—	$—	$7,713
Unrealized Depreciation	(5,990)	—	—	(5,990)
Forwards Contracts*
Unrealized Depreciation	—	(3)	—	(3)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	164	—	164
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	—	(364)	—	(364)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	8,018	—	8,018
Unrealized Depreciation	—	(12,562)	—	(12,562)
Total Other Financial
Instruments	$1,723	$(4,747)	$—	$(3,024)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Consolidated Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND JUNE 30, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $2,005 (000))
CORPORATE OBLIGATION — 16.0%
	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — 16.0%
Barclays Bank Versor MTN
0.000%, 12/27/24(A)(B)	$330	$322

TOTAL CORPORATE OBLIGATIONS
(Cost $326) (000)		322

SHORT-TERM INVESTMENTS — 59.7%
	Shares
BlackRock Cash Funds Treasury Fund - Institutional Shares
5.480%(C)	1,192,119	1,192
State Street Institutional Liquid Reserves Fund - Premier Class
5.360%(D)	3,793	4

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,196) (000)		1,196

TOTAL INVESTMENTS — 75.7%
(Cost $1,522) (000)		$1,518

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On June 30, 2024, the value of these securities amounted $322 (000) and represented 16.0% of net assets.

(B)	Zero Coupon Security.
(C)	Rate shown is the 7-day effective yield as of June 30, 2024. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.
(D)	Rate shown is the 7-day effective yield as of June 30, 2024. The State Street Institutional Liquid Reserves Fund's financial statements are available on the SEC's website at https://www.sec.gov.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND JUNE 30, 2024 (Unaudited)

Open OTC swap contracts held by the Fund at June 30, 2024 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	GSG US Equity		SOFR +0.55%	TOTAL RETURN	N/A	06/20/25	USD	256	$(6)	$–	$(6)
BNP Paribas	BNPXDITU INDEX	**	0.20%	TOTAL RETURN	N/A	07/03/25	USD	185	1	–	1
Deutsche Bank	DBTIDUS5 INDEX	**	0.00%	TOTAL RETURN	N/A	07/07/25	USD	196	–	–	–
Deutsche Bank	DBVSCVP8 INDEX	**	0.00%	TOTAL RETURN	N/A	09/09/24	USD	449	(1)	–	(1)
Goldman Sachs	GSXAT01C INDEX	**	0.15%	TOTAL RETURN	N/A	10/07/24	USD	1,182	9	–	9
JPMorgan Chase	JPQFMOW1 INDEX	**	0.00%	TOTAL RETURN	N/A	06/24/25	USD	509	2	–	2
JPMorgan Chase	JPUS1MMC INDEX	**	0.20%	TOTAL RETURN	N/A	04/08/25	USD	512	(16)	–	(16)
Macquarie Bank Limited	MQIS311 INDEX	**	0.25%	TOTAL RETURN	N/A	07/07/25	USD	375	–	–	–
Macquarie Bank Limited	MQIS331 INDEX	**	0.25%	TOTAL RETURN	N/A	06/10/25	USD	198	–	–	–
Nomura	NMSY2RNU INDEX	**	0.15%	TOTAL RETURN	N/A	03/06/25	USD	310	(1)	–	(1)
								4,172	$(12)	$–	$(12)

^ Notional amounts for OTC swaps are listed in their local currency.

** The following tables represent the individual underlying components comprising the Index Basket Swaps at June 30, 2024.

**BNPXDITU Index: Seeks to capture intraday momentum in US equity markets by leveraging market dynamics observed throughout the day.

	Top Underlying Components	Notional	Percentage of Notional
Index	BNP Paribas Dynamic Intraday Trend US Index	$185,363	100.00%

**DBTIDUS5 Index: Seeks to capture intraday momentum in US equity markets by reacting rapidly to market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Deutsche Bank US Equity Dynamic Intraday Trend Index	$196,010	100.00%

**DBVSCVP8 Index: Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

	Top Underlying Components	Notional	Percentage of Notional
Index	1yr Floating/10yr Fixed USD OIS Swap	$82,134	18.31%
	6m Floating/10y Fixed EUR IRS Swap	(16,567)	-3.69%

**GSXAT01C Index: Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

	Top Underlying Components	Notional	Percentage of Notional
CDX	MARKIT CDX.NA.IG.42 06/29	$(1,213,763)	-101.89%
	MARKIT ITRX EUROPE 06/29	(798,160)	-67.00%
	MARKIT CDX.NA.HY.42 06/29	(394,800)	-33.14%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	MARKIT ITRX EUR XOVER 06/29	$(187,407)	-15.73%
Future	US 2 Year Note (CBT) September 24	(1,210,840)	-101.64%
	Euro-Schatz Futures September 24	(1,127,429)	-94.64%
	3 Month Euro EURIBOR December 25	(439,909)	-36.93%
	3 Month Euro EURIBOR September 25	(439,507)	-36.89%
	3 Month Euro EURIBOR June 25	(439,027)	-36.85%
	3 Month Euro EURIBOR March 25	(438,435)	-36.80%
	3 Month Euro EURIBOR December 24	(437,648)	-36.74%
	3 Month SOFR Futures December 25	(395,366)	-33.19%
	3 Month SOFR Futures September 25	(394,792)	-33.14%
	3 Month SOFR Futures June 25	(394,084)	-33.08%
	3 Month SOFR Futures March 25	(393,173)	-33.01%
	3 Month SOFR Futures December 24	(392,156)	-32.92%
	JPN 10 Year Bond (OSE) September 24	(270,327)	-22.69%
	ICE 3 Month SONIA Futures December 25	(242,700)	-20.37%
	ICE 3 Month SONIA Futures September 25	(242,408)	-20.35%
	ICE 3 Month SONIA Futures June 25	(242,059)	-20.32%
	ICE 3 Month SONIA Futures March 25	(241,658)	-20.29%
	ICE 3 Month SONIA Futures December 24	(241,208)	-20.25%
	US 5 Year Note (CBT) September 24	(237,636)	-19.95%
	Euro-BOBL Futures September 24	(194,677)	-16.34%
	Euro-OAT Futures September 24	(180,778)	-15.18%
	CAN 10 Year Bond Futures September 24	154,831	13.00%
	S&P 500 E-Mini Futures September 24	150,482	12.63%
	Euro-BTP Futures September 24	116,108	9.75%
	TOPIX Index Futures September 24	113,778	9.55%
	SPI 200 Futures July 24	112,602	9.45%
	NASDAQ 100 E-Mini September 24	112,415	9.44%
	MSCI Emerging Markets September 24	104,929	8.81%
	FTSE 100 Index Futures September 24	100,997	8.48%
	US Long Bond (CBT) September 24	99,276	8.33%
	KOSPI 200 Index Futures September 24	99,150	8.32%
	Amsterdam Index Futures July 24	96,306	8.08%
	US 10 Year Note (CBT) September 24	(95,639)	-8.03%
	Swiss Market Index Futures September 24	94,772	7.96%
	OMXS30 Index Futures July 24	87,409	7.34%
	S&P/TSX 60 IX Futures September 24	81,795	6.87%
	Euro STOXX 50 September 24	79,584	6.68%
	Long Gilt Futures September 24	73,873	6.20%
	DAX Index Futures September 24	71,568	6.01%
	SET50 Futures September 24	(71,159)	-5.97%
	IBEX 35 Index Futures July 24	70,106	5.89%
	FTSE/MIB Index Futures September 24	68,972	5.79%
	AUST 10Y Bond Futures September 24	(59,962)	-5.03%
	FTSE/JSE Top 40 September 24	54,583	4.58%
	E-Mini Russel 2000 September 24	51,291	4.31%
	Euro-Bund Futures September 24	(45,435)	-3.81%
	HSCEI Futures July 24	39,769	3.34%
	Hang Seng Index Futures July 24	37,520	3.15%
	CAC 40 10 Euro Futures July 24	(23,648)	-1.99%
FX Contract	USD/CNH July 2024	(508,145)	-42.66%
	USD/INR July 2024	(356,250)	-29.91%
	USD/SGD July 2024	(339,717)	-28.52%
	USD/CAD July 2024	(313,077)	-26.28%
	USD/EUR July 2024	(272,632)	-22.89%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	USD/JPY July 2024	$(242,321)	-20.34%
	USD/KRW July 2024	(239,440)	-20.10%
	USD/GBP July 2024	216,431	18.17%
	USD/BRL July 2024	(192,701)	-16.18%
	USD/CHF July 2024	(150,845)	-12.66%
	USD/CZK July 2024	(123,610)	-10.38%
	USD/AUD July 2024	118,153	9.92%
	USD/ZAR July 2024	116,777	9.80%
	USD/ILS July 2024	(115,176)	-9.67%
	USD/NZD July 2024	113,039	9.49%
	USD/MXN July 2024	(94,486)	-7.93%
	USD/HUF July 2024	(83,701)	-7.03%
	USD/PLN July 2024	82,308	6.91%
	USD/IDR July 2024	(81,330)	-6.83%
	USD/CLP July 2024	(68,311)	-5.73%
	USD/SEK July 2024	(27,405)	-2.30%
	USD/NOK July 2024	(22,610)	-1.90%
Currency	US Dollar Spot	204,833	17.19%
	Japanese Yen Spot	113,778	9.55%
	British Pound Spot	100,997	8.48%
	Swiss Franc Spot	94,772	7.96%
	Euro Spot	51,037	4.28%

**JPQFMOW1 Index: Market neutral strategy that seeks to provide exposure to Momentum risk premium.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Alnylam Pharmaceuticals Inc	$(3,942)	-0.77%
	Adobe Inc	(3,047)	-0.60%
	Autodesk Inc	(2,969)	-0.58%
	Mitsubishi Heavy Industries Ltd	2,967	0.58%
	Intuit Inc	2,948	0.58%
	Tesla Inc	(2,943)	-0.58%
	United Therapeutics Corp	2,937	0.57%
	Arista Networks Inc	2,923	0.57%
	Confluent Inc	(2,898)	-0.57%
	Oracle Corp	(2,893)	-0.57%
	Samsara Inc	2,889	0.56%
	Fair Isaac Corp	2,877	0.56%
	MongoDB Inc	(2,834)	-0.55%
	Qorvo Inc	(2,830)	-0.55%
	Skyworks Solutions Inc	(2,811)	-0.55%
	ServiceNow Inc	2,809	0.55%
	Rentokil Initial PLC	(2,803)	-0.55%
	Broadcom Inc	2,794	0.55%
	Atlassian Corp	(2,751)	-0.54%
	SAP SE	2,745	0.54%
	Charter Communications Inc	(2,741)	-0.54%
	Rockwell Automation Inc	(2,739)	-0.54%
	AppLovin Corp	2,735	0.53%
	Discover Financial Services	(2,727)	-0.53%
	UiPath Inc	(2,725)	-0.53%
	Super Micro Computer Inc	2,714	0.53%
	Lam Research Corp	2,708	0.53%
	Snap Inc	2,707	0.53%
	Targa Resources Corp	2,703	0.53%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND JUNE 30, 2024 (Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Intuitive Surgical Inc	$2,700	0.53%
	Palantir Technologies Inc	2,700	0.53%
	First Quantum Minerals Ltd	(2,700)	-0.53%
	Citizens Financial Group	2,696	0.53%
	Humana Inc	(2,696)	-0.53%
	Hilton Worldwide Holdings Inc	2,694	0.53%
	Open Text Corp	(2,694)	-0.53%
	KeyCorp	2,692	0.53%
	REA Group Ltd	2,692	0.53%
	Lennox International Inc	2,691	0.53%
	Kering S.A.	(2,689)	-0.53%
	EPAM Systems Inc	(2,684)	-0.52%
	Kinross Gold Corp	2,683	0.52%
	Gilead Sciences Inc	(2,683)	-0.52%
	Palo Alto Networks Inc	(2,676)	-0.52%
	MS&AD Insurance Group Holdings Inc	2,672	0.52%
	SoftBank Group Corp	2,672	0.52%
	Okta Inc	2,670	0.52%
	Snowflake Inc	(2,668)	-0.52%
	Insulet Corp	(2,665)	-0.52%
	Monolithic Power Systems Inc	2,664	0.52%

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	$49,523	9.98%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$374,568	100.00%

**MQIS331 Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Future	S&P 500 E-Mini Futures June 24	$0	0.00%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Japanese Yen Spot	$69,279	22.41%
	Australian Dollar Spot	(32,897)	-10.64%
	Canadian Dollar Spot	(16,536)	-5.35%
	Swiss Franc Spot	(12,240)	-3.96%
	Euro Spot	10,805	3.49%
	Norwegian Krone Spot	(6,031)	-1.95%
	New Zealand Dollar Spot	3,874	1.25%
	British Pound Spot	3,159	1.02%
	Swedish Krona Spot	(2,140)	-0.69%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND JUNE 30, 2024 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligation	$—	$322	$—	$322
Short-Term Investments	1,196	—	—	1,196
Total Investments in Securities	$1,196	$322	$—	$1,518

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$12	$—	$12
Unrealized Depreciation	—	(24)	—	(24)
Total Other Financial
Instruments	$—	$(12)	$—	$(12)

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Consolidated Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND JUNE 30, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $73,219 (000))
COMMON STOCK — 83.3%
	Shares	Fair Value (000)
AUSTRALIA — 1.6%
Aristocrat Leisure	11,150	$370
Glencore	146,759	837

		1,207
BRAZIL — 1.2%
MercadoLibre*	546	897

CANADA — 2.2%
Barrick Gold	95,062	1,586

CHINA — 10.9%
Beijing Jingneng Clean Energy, Cl H	1,338,000	319
China Cinda Asset Management, Cl H	1,157,000	96
China Pacific Insurance Group, Cl H	148,200	362
China Yangtze Power, Cl A	66,200	263
Contemporary Amperex Technology, Cl A	5,600	139
Hygon Information Technology, Cl A	37,445	362
Jinduicheng Molybdenum, Cl A	43,900	63
PDD Holdings ADR*	13,711	1,823
PetroChina, Cl H	176,000	178
Tencent Holdings	74,800	3,567
Trip.com Group ADR*	15,293	719
Yintai Gold, Cl A	28,000	63

		7,954
DENMARK — 2.1%
Novo Nordisk, Cl B	10,517	1,519

ITALY — 1.1%
Ferrari	1,964	801

LUXEMBOURG — 0.5%
Tenaris	23,323	358

MEXICO — 0.8%
Southern Copper	5,588	602

NETHERLANDS — 1.9%
ASML Holding	758	783

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
NETHERLANDS — (continued)
Koninklijke KPN	154,859	$594

		1,377
NORWAY — 0.2%
Telenor	12,735	145

SOUTH KOREA — 0.3%
SK Hynix	1,142	196

TAIWAN — 0.2%
Taiwan Semiconductor Manufacturing ADR	1,065	185

UNITED KINGDOM — 3.1%
BAE Systems	43,195	721
Centrica	208,685	356
RELX	17,461	803
SSE	16,066	363

		2,243
UNITED STATES — 57.2%
Advanced Micro Devices*	2,334	379
Airbnb, Cl A*	4,868	738
Alphabet, Cl C	5,211	956
Amazon.com*	13,281	2,567
Antero Midstream	2,089	31
Apple	13,980	2,944
Booking Holdings	192	761
Broadcom	227	364
Cadence Design Systems*	1,816	559
Cheniere Energy	1,853	324
Chesapeake Energy	803	66
CONSOL Energy	5,588	570
Corpay*	1,404	374
Coterra Energy	8,089	216
Crowdstrike Holdings, Cl A*	1,911	732
Digital Realty Trust	4,871	741
Elevance Health	714	387
Enphase Energy*	3,542	353
EOG Resources	8,327	1,048
Equinix	1,193	902

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
Equitable Holdings	8,136	$332
Equities	7,754	287
Euronet Worldwide*	7,090	734
Evercore, Cl A	1,557	325
Freeport-McMoRan	12,063	586
Halozyme Therapeutics*	19,011	995
Hess Midstream, Cl A	6,252	228
InterDigital	953	111
Intuitive Surgical*	854	380
KLA	229	189
LPL Financial Holdings	3,150	880
Magnolia Oil & Gas, Cl A	9,223	234
Manhattan Associates*	1,519	375
Marathon Oil	8,055	231
Marathon Petroleum	1,788	310
Meta Platforms, Cl A	5,902	2,976
Microsoft	5,786	2,586
Motorola Solutions	1,903	735
NetApp	5,749	740
Newmont	37,257	1,560
Nexstar Media Group, Cl A	2,154	357
NVIDIA	20,597	2,545
Peabody Energy	38,127	843
Range Resources	4,278	143
Regeneron Pharmaceuticals*	1,993	2,095
Schneider Electric	1,502	361
ServiceNow*	3,379	2,658
Tesla*	3,741	740
TKO Group Holdings, Cl A	10,494	1,133
Visa, Cl A	4,108	1,078
Vistra	1,919	165

		41,924
TOTAL COMMON STOCK
(Cost $56,768) (000)		60,994

EXCHANGE TRADED FUNDS — 2.7%

CANADA — 1.5%
Sprott Physical Uranium Trust *	59,005	1,094
UNITED STATES — 1.2%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND JUNE 30, 2024 (Unaudited)

EXCHANGE TRADED FUNDS — continued
	Shares	Fair Value (000)
iShares Bitcoin Trust *	26,134	$892
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,179) (000)		1,986

TOTAL INVESTMENTS — 86.0%
(Cost $58,947) (000)		$62,980

*	Non-income producing security.

Open futures contracts held by the Fund at June 30, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation)(000)
Long Contracts
Copper	11	Sep-2024	$1,243	$1,208	$(35)
Gold	33	Aug-2024	7,816	7,721	(96)
Natural Gas	13	Aug-2024	376	338	(38)
Silver	25	Sep-2024	3,862	3,695	(167)
WTI Crude Oil	11	Aug-2024	860	897	37
			$14,157	$13,859	$(299)

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND JUNE 30, 2024 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock	$60,994	$—	$—	$60,994
Exchange Traded Funds	1,986	—	—	1,986
Total Investments in Securities	$62,980	$—	$—	$62,980

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$37	$—	$—	$37
Unrealized Depreciation	(336)	—	—	(336)
Total Other Financial
Instruments	$(299)	$—	$—	$(299)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Consolidated Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Glossary

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippine Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EURIBOR — Euro London Interbank Offered Rate

FED FUNDS — Federal Funds Effective Rate

IO — Interest Only

IRS — Interest Rate Swap

MTN — Medium Term Note

OIS — Overnight Indexed Swap

OTC — Over the Counter

PIK — Payment-in-Kind

PPP — Purchasing Power Parity

PRIME — Prime Interest Rate

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-Day Average

SONIA — Sterling Overnight Index Average

TBA — To Be Announced

TSFR1M — 1 Month CME Term Secured Overnight Financing Rate

TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $3,088,551 and $1,522)	$3,110,592	$1,518
Foreign Currency, at Fair Value (Cost $330 and $–)	333	–
OTC Swap Contracts, at Fair Value (Premiums Paid $42 and $–)	8,024	12
Receivable for Investments Sold	325,024	–
Cash Pledged as Collateral for Swap Contracts	90,570	310
Cash	61,890	215
Cash Pledged as Collateral for Futures Contracts	30,171	–
Dividend and Interest Receivable	14,664	6
Receivable for Capital Shares Sold	4,884	–
Variation Margin Receivable for Centrally Cleared Swap Contracts	3,123	–
Variation Margin Receivable for Futures Contracts	1,723	–
Reclaim Receivable	2	–
Reimbursement from Adviser	–	9
Prepaid Expenses	115	–
Total Assets	3,651,115	2,070
Liabilities:
Payable for Investment Securities Purchased	$1,764,822	$–
Securities Sold Short, at value (Proceeds $13,799 and $–)	13,966	–
OTC Swap Contracts, at Fair Value (Premiums Received $– and $–)	12,446	24
Variation Margin Payable for Futures Contracts	10,625	–
Payable for Capital Shares Redeemed	3,761	–
Variation Margin Payable for Centrally Cleared Swap Contracts	3,173	–
Payable Due to Adviser	1,990	–
Payable Due to Administrator	105	–
Payable for Printing Fees	83	5
Payable for Transfer Agent Fees	70	7
Payable for Audit Fees	61	24
Interest payable	11	–
Chief Compliance Officer Fees Payable	5	–
Unrealized Depreciation on Forward Foreign Currency Contracts	3	–
Distribution Fees Payable (Class A)	11	–
Other payables	191	–
Other Accrued Expenses and Other Payables	78	5
Total Liabilities	1,811,401	65
Commitments and Contingencies†
Net Assets	$1,839,714	$2,005

†	See Note 8 in the Notes to Consolidated Financial Statements.
Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:
Paid-in Capital	$1,800,056		$1,940
Total Distributable Earnings	39,658		65
Net Assets	$1,839,714		$2,005
Class A Shares:
Net Assets	$56,586		$25
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	5,072,110		2,500
Net Asset Value, Offering and Redemption Price Per Share	$11.16	‡	$9.98	‡
Maximum Offering Price Per Share ($11.16/95.00%,$9.98/95.00%)	11.75		10.51
Class I Shares:
Net Assets	$1,783,128		$1,980
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	158,839,793		197,500
Net Asset Value, Offering and Redemption Price Per Share	$11.23	‡	$10.02	‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share.
‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

FS Chiron Real Development Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
Assets:
Investments, at Fair Value (Cost $58,947)	$62,980
Foreign Currency, at Fair Value (Cost $424)	425
Cash	7,835
Cash Pledged as Collateral for Swap Contracts	1,305
Receivable for Investments Sold	1,077
Dividend and Interest Receivable	95
Variation Margin Receivable for Futures Contracts	60
Reclaim Receivable	20
Receivable for Capital Shares Sold	11
Prepaid Expenses	4
Total Assets	73,812
Liabilities:
Payable for Investment Securities Purchased	$466
Payable Due to Adviser	52
Payable for Audit Fees	23
Variation Margin Payable for Futures Contracts	13
Payable for Printing Fees	9
Payable Due to Administrator	5
Payable for Capital Shares Redeemed	2
Unrealized Depreciation on Foreign Spot Currency Contracts	1
Other Accrued Expenses and Other Payables	22
Total Liabilities	593
Commitments and Contingencies†
Net Assets	$73,219

†	See Note 8 in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

	FS Chiron Real Development Fund

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (1)
Net Assets Consist of:
Paid-in Capital	$66,470
Total Distributable Earnings	6,749
Net Assets	$73,219
Class A Shares:
Net Assets	$50
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	4,004
Net Asset Value, Offering and Redemption Price Per Share	$12.51	‡
Maximum Offering Price Per Share ($12.51/95.00%)	13.17
Class I Shares:
Net Assets	$73,169
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	5,839,899
Net Asset Value, Offering and Redemption Price Per Share	$12.53	‡

(1)	Amounts shown In Thousands with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share.
‡	Net Assets divided by Shares do not calculate to the stated NAV due to Net Assets and Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$16	$—
Interest	44,012	39
Less: Foreign Taxes Withheld	(524)	—
Total Investment Income	43,504	39
Expenses:
Investment Advisory Fees	10,299	11
Administration Fees	578	1
Distribution Fees (Class A)	68	—
Trustees' Fees (Form N-CSRS Item 10)	23	—
Chief Compliance Officer Fees	11	—
Dividend and Interest Expense on Securities Sold Short	1,684	—
Transfer Agent Fees	278	20
Registration and Filing Fees	181	—
Printing Fees	120	2
Legal Fees	94	1
Custodian Fees	89	1
Pricing Fees	81	—
Audit Fees	61	24
Other Expenses	21	8
Recovery of Investment Advisory Fees Previously Waived	537	–
Total Expenses	14,125	68
Less:
Investment Advisory Fee Waiver	—	(11)
Reimbursement from Adviser	—	(54)
Net Expenses	14,125	3
Net Investment Income	29,379	36
Net Realized Gain (Loss) on:
Investments	6,192	—
Purchased Options	(4,256)	—
Written Options	(3,373)	—
Securities Sold Short	(462)	—
Futures Contracts	10,010	—
Swap Contracts	2,172	74
Foreign Currency Transactions	5	—
Net Realized Gain	10,288	74
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,572)	(5)
Purchased Options	806	—
Written Options	(319)	—
Securities Sold Short	477	—
Futures Contracts	10,948	—
Swap Contracts	1,606	19
Foreign Currency Translation	(1,554)	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Forward Currency Exchange Contracts	(3)	—
Net Change in Unrealized Appreciation	5,389	14
Net Realized and Unrealized Gain on Investments	15,677	88
Net Increase in Net Assets Resulting from Operations	$45,056	$124

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

FS Chiron Real Development Fund

CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)
Investment Income:
Dividends	$336
Interest	340
Less: Foreign Taxes Withheld	(20)
Total Investment Income	656
Expenses:
Investment Advisory Fees	293
Administration Fees	26
Trustees' Fees (Form N-CSR Item 10)	1
Audit Fees	23
Custodian Fees	19
Transfer Agent Fees	15
Registration and Filing Fees	14
Printing Fees	6
Legal Fees	3
Pricing Fees	2
Other Expenses	12
Total Expenses	414
Less:
Investment Advisory Fee Waiver	(44)
Net Expenses	370
Net Investment Income	286
Net Realized Gain (Loss) on:
Investments	5,217
Futures Contracts	487
Swap Contracts	(45)
Foreign Currency Transactions	(27)
Forward Currency Exchange Contracts	1
Net Realized Gain	5,633
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,017
Futures Contracts	(301)
Swap Contracts	(25)
Foreign Currency Translation	(57)
Net Change in Unrealized Appreciation	634
Net Realized and Unrealized Gain on Investments	6,267
Net Increase in Net Assets Resulting from Operations	$6,553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$29,379	$35,630
Net Realized Gain	10,288	4,370
Net Change in Unrealized Appreciation	5,389	14,418
Net Increase in Net Assets Resulting from Operations	45,056	54,418
Distributions:
Class A Shares	–	(1,444)
Class I Shares	–	(46,899)
Total Distributions	–	(48,343)
Capital Share Transactions:
Class A Shares
Issued	14,844	35,558
Reinvestment of Dividends	–	1,405
Redeemed	(8,894)	(17,160)
Net Increase in Net Assets from Class A Share Transactions	5,950	19,803
Class I Shares
Issued	612,434	1,116,133
Reinvestment of Dividends	–	43,541
Redeemed	(305,317)	(419,895)
Net Increase in Net Assets from Class I Share Transactions	307,117	739,779
Net Increase in Net Assets from Capital Share Transactions	313,067	759,582
Total Increase in Net Assets	358,123	765,657
Net Assets:
Beginning of Year/Period	1,481,591	715,934
End of Year/Period	$1,839,714	$1,481,591
Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Share Transactions:
Class A Shares
Issued	1,347,233	3,250,898
Reinvestment of Distributions	–	129,381
Redeemed	(803,986)	(1,573,638)
Net Increase in Shares Outstanding from Class A Share Transactions	543,247	1,806,641
Share Transactions:
Class I Shares
Issued	55,048,113	101,424,112
Reinvestment of Distributions	–	3,987,284
Redeemed	(27,474,776)	(38,196,901)
Net Increase in Shares Outstanding from Class I Share Transactions	27,573,337	67,214,495

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$36	$69
Net Realized Gain (Loss)	74	(32)
Net Change in Unrealized Appreciation (Depreciation)	14	(75)
Net Increase (Decrease) in Net Assets Resulting from Operations	124	(38)
Distributions:
Class A Shares	–	–
Class I Shares	–	–
Total Distributions	–	–
Capital Share Transactions:
Class A Shares
Issued	–	–
Reinvestment of Dividends	–	–
Redeemed	–	–
Net Increase in Net Assets from Class A Share Transactions	–	–
Class I Shares
Issued	–	–
Reinvestment of Dividends	–	–
Redeemed	–	–
Net Increase in Net Assets from Class I Share Transactions	–	–
Net Increase in Net Assets from Capital Share Transactions	–	–
Total Increase/(Decrease) in Net Assets	124	(38)
Net Assets:
Beginning of Year/Period	1,881	1,919
End of Year/Period	$2,005	$1,881
Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Share Transactions:
Class A Shares
Issued	–	–
Reinvestment of Distributions	–	–
Redeemed	–	–
Net Increase in Shares Outstanding from Class A Share Transactions	–	–
Share Transactions:
Class I Shares
Issued	–	–
Reinvestment of Distributions	–	–
Redeemed	–	–
Net Increase in Shares Outstanding from Class I Share Transactions	–	–

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$286	$1,227
Net Realized Gain (Loss)	5,633	(1,292)
Net Change in Unrealized Appreciation	634	2,914
Net Increase in Net Assets Resulting from Operations	6,553	2,849
Distributions:
Class A Shares	–	(1)
Class I Shares	–	(801)
Total Distributions	–	(802)
Capital Share Transactions:
Class A Shares
Issued	–	16
Reinvestment of Dividends	–	–
Redeemed	(5)	–
Net Increase (Decrease) in Net Assets from Class A Share Transactions	(5)	16
Class I Shares
Issued	14,726	23,065
Reinvestment of Dividends	–	260
Redeemed	(3,305)	(6,418)
Net Increase in Net Assets from Class I Share Transactions	11,421	16,907
Net Increase in Net Assets from Capital Share Transactions	11,416	16,923
Total Increase in Net Assets	17,969	18,970
Net Assets:
Beginning of Year/Period	55,250	36,280
End of Year/Period	$73,219	$55,250
Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Share Transactions:
Class A Shares
Issued	–	1,493
Reinvestment of Distributions	–	23
Redeemed	(446)	(7)
Net Increase/(Decrease) in Shares Outstanding from Class A Share Transactions	(446)	1,509
Share Transactions:
Class I Shares
Issued	1,219,751	2,120,716
Reinvestment of Distributions	–	22,996
Redeemed	(281,846)	(588,848)
Net Increase in Shares Outstanding from Class I Share Transactions	937,905	1,554,864

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year/Period	$10.86		$10.68		$10.78		$9.77	$10.22	$9.68
Income from Investment Operations:
Net Investment Income (Loss)**	0.19		0.38		0.19		(0.07)	0.02	0.15
Net Realized and Unrealized Gain (Loss)	0.11		0.17		0.13		1.40	(0.43)	0.59
Total from Investment Operations	0.30		0.55		0.32		1.33	(0.41)	0.74
Dividends and Distributions:
Net Investment Income	–		(0.37)		(0.30)		(0.32)	(0.04)	(0.20)
Capital Gains	–		–		(0.12)		–	–	–
Total Dividends and Distributions	–		(0.37)		(0.42)		(0.32)	(0.04)	(0.20)
Net Asset Value, End of Year/Period	$11.16		$10.86		$10.68		$10.78	$9.77	$10.22
Total Return‡	2.76	%†	5.16%		3.01%		13.62%	(3.99)%	7.68%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$56,586		$49,176		$29,069		$7,891	$7,036	$10,973

Ratio of Expenses to Average Net Assets	1.96	%††(1)	1.94	%(1)	2.14	%(1)	2.17%	2.41%	1.81%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.89	%††	1.96%		2.31%		3.49%	3.42%	3.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.54	%††	3.46%		1.70%		(0.66)%	0.22%	1.46%
Portfolio Turnover Rate	392	%†	768%		216%		183%	244%	178%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
(1)

The Fund incurred dividend and interest expense on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the period ended June 30, 2024 and years ended December 31, 2023 and December 31, 2022 would have been 1.75%, 1.75% and 1.78%, respectively.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

Class I Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year/Period	$10.91		$10.72		$10.82		$9.80	$10.25	$9.72
Income from Investment Operations:
Net Investment Income (Loss)**	0.20		0.39		0.18		(0.05)	0.04	0.17
Net Realized and Unrealized Gain (Loss)	0.12		0.19		0.16		1.42	(0.41)	0.59
Total from Investment Operations	0.32		0.58		0.34		1.37	(0.37)	0.76
Dividends and Distributions:
Net Investment Income	–		(0.39)		(0.32)		(0.35)	(0.08)	(0.23)
Capital Gains	–		–		(0.12)		–	–	–
Total Dividends and Distributions	–		(0.39)		(0.44)		(0.35)	(0.08)	(0.23)
Net Asset Value, End of Year/Period	$11.23		$10.91		$10.72		$10.82	$9.80	$10.25
Total Return‡	2.93	%†	5.44%		3.16%		13.96%	(3.65)%	7.77%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,783,128		$1,432,415		$686,865		$155,191	$121,667	$184,543
Ratio of Expenses to Average Net Assets	1.71	%††(1)	1.69	%(1)	1.89	%(1)	1.94%	2.16%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.64	%††	1.71%		2.07%		3.26%	3.17%	3.28%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.57	%††	3.52%		1.69%		(0.43)%	0.46%	1.65%
Portfolio Turnover Rate	392	%†	768%		216%		183%	244%	178%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
(1)

The Fund incurred dividend and interest expense on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the period ended June 30, 2024 and years ended December 31, 2023 and December 31, 2022 would have been 1.50%, 1.50% and 1.53%, respectively.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year/Period	$9.38		$9.59	$10.29	$10.33	$9.96	$10.00
Income from Investment Operations:
Net Investment Income (Loss)**	0.17		0.32	0.11	(0.06)	0.00 ^	0.18
Net Realized and Unrealized Gain (Loss)	0.43		(0.53)	1.45	0.39	1.02	(0.19)
Total from Investment Operations	0.60		(0.21)	1.56	0.33	1.02	(0.01)
Dividends and Distributions:
Net Investment Income	–		–	(0.78)	(0.37)	(0.65)	(0.03)
Capital Gains	–		–	(1.48)	–	–	–
Total Dividends and Distributions	–		–	(2.26)	(0.37)	(0.65)	(0.03)
Net Asset Value, End of Year/Period	$9.98		$9.38	$9.59	$10.29	$10.33	$9.96
Total Return‡	6.40	%†	(2.19)%	15.91%	3.22%	10.55%	(0.15)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$25		$24	$24	$26	$26	$25
Ratio of Expenses to Average Net Assets	0.50	%††	0.50%	0.51%	0.62%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	9.08	%††	5.16%	7.82%	12.40%	13.13%	10.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.43	%††	3.35%	1.00%	(0.57)%	(0.03)%	1.77%
Portfolio Turnover Rate	–	%†	–%	–%	–%	–%	–%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND

**	Per share calculations were performed using average shares for the period.
^	The amount shown is less than $0.005.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS MANAGED FUTURES FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

Class I Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year/Period	$9.40		$9.59	$10.29	$10.33	$9.96	$10.00
Income from Investment Operations:
Net Investment Income (Loss)**	0.18		0.34	0.13	(0.03)	0.02	0.20
Net Realized and Unrealized Gain (Loss)	0.44		(0.53)	1.46	0.39	1.03	(0.18)
Total from Investment Operations	0.62		(0.19)	1.59	0.36	1.05	0.02
Dividends and Distributions:
Net Investment Income	–		–	(0.81)	(0.40)	(0.68)	(0.06)
Capital Gains	–		–	(1.48)	–	–	–
Total Dividends and Distributions	–		–	(2.29)	(0.40)	(0.68)	(0.06)
Net Asset Value, End of Year/Period	$10.02		$9.40	$9.59	$10.29	$10.33	$9.96
Total Return‡	6.60	%†	(1.98)%	16.18%	3.48%	10.83%	0.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,980		$1,857	$1,895	$2,044	$2,052	$1,977
Ratio of Expenses to Average Net Assets	0.25	%††	0.25%	0.32%	0.37%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	8.83	%††	4.91%	7.63%	12.15%	12.88%	9.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.68	%††	3.60%	1.19%	(0.32)%	0.23%	2.02%
Portfolio Turnover Rate	–	%†	–%	–%	–%	–%	–%

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year/Period	$11.26		$10.83	$12.18	$10.72	$10.26	$10.00
Income from Investment Operations:
Net Investment Income (Loss)**	0.04		0.27	0.13	(0.01)	(0.01)	0.18
Net Realized and Unrealized Gain (Loss)	1.21		0.30	(1.42)	1.91	0.77	0.79
Total from Investment Operations	1.25		0.57	(1.29)	1.90	0.76	0.97
Dividends and Distributions:
Net Investment Income	–		(0.14)	(0.05)	(0.44)	(0.30)	(0.71)
Capital Gains	–		–	(0.01)	–	–	–
Total Dividends and Distributions	–		(0.14)	(0.06)	(0.44)	(0.30)	(0.71)
Net Asset Value, End of Year/Period	$12.51		$11.26	$10.83	$12.18	$10.72	$10.26
Total Return‡	11.10	%†	5.24%	(10.64)%	17.93%	7.69%	9.87%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$50		$50	$32	$30	$27	$26
Ratio of Expenses to Average Net Assets	1.45	%††	1.45%	1.50%	0.76%	0.50%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.60	%††	1.67%	3.16%	8.14%	11.21%	8.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.65	%††	2.50%	1.10%	(0.11)%	(0.06)%	1.72%
Portfolio Turnover Rate	196	%†	188%	996%	651%	–%	–%

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON REAL DEVELOPMENT FUND

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

Class I Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Asset Value, Beginning of Year/Period	$11.26		$10.83	$12.18	$10.72	$10.26	$10.00
Income from Investment Operations:
Net Investment Income**	0.06		0.29	0.16	0.09	0.02	0.21
Net Realized and Unrealized Gain (Loss)	1.21		0.30	(1.43)	1.84	0.76	0.79
Total from Investment Operations	1.27		0.59	(1.27)	1.93	0.78	1.00
Dividends and Distributions:
Net Investment Income	–		(0.16)	(0.07)	(0.47)	(0.32)	(0.74)
Capital Gains	–		–	(0.01)	–	–	–
Total Dividends and Distributions	–		(0.16)	(0.08)	(0.47)	(0.32)	(0.74)
Net Asset Value, End of Year/Period	$12.53		$11.26	$10.83	$12.18	$10.72	$10.26
Total Return‡	11.28	%†	5.48%	(10.47)%	18.12%	8.07%	10.14%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$73,169		$55,200	$36,248	$25,804	$2,167	$3,076
Ratio of Expenses to Average Net Assets	1.20	%††	1.20%	1.25%	0.97%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.34	%††	1.40%	2.94%	7.95%	10.95%	8.71%
Ratio of Net Investment Income to Average Net Assets	0.93	%††	2.65%	1.42%	0.75%	0.22%	1.97%
Portfolio Turnover Rate	196	%†	188%	996%	651%	–%	–%

**	Per share calculations were performed using average shares for the period.
‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.

Amounts designated as “—“ are 0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 58 funds. The financial statements herein are those of the FS Multi-Strategy Alternatives Fund (“Multi-Strategy Alternatives”), the FS Managed Futures Fund (“Managed Futures”) and the FS Chiron Real Development Fund (“Real Development”) (each a “Fund” and collectively the “Funds”). Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies. Multi-Strategy Alternatives seeks to provide shareholders with positive absolute returns over a complete market cycle. Managed Futures seeks to provide positive absolute returns with low correlation to traditional investments. Real Development seeks to provide total returns consisting of capital appreciation and income. Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. Multi-Strategy Alternatives commenced investment operations on May 16, 2017. Managed Futures and Real Development commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund.

As of June 30, 2024, Multi-Strategy Alternatives had one wholly-owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly-owned subsidiary, FS Managed Futures Fund (Cayman), and Real Development had one wholly-owned subsidiary FS Chiron Real Development Fund (Cayman) (collectively, the “Subsidiaries”), through which each of the Funds may gain exposure to commodities. The audited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates —The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Consolidated Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If FS Fund Advisor, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2024, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2024, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

in Professional Fees on the Consolidated Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period is presented on the Consolidated Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Multi-Strategy Alternatives Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2024. There were no forward foreign currency contracts held by Managed Futures and Real Development as of June 30, 2024.

Futures Contracts — The Funds utilized futures contracts during the six months ended June 30, 2024. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Bank of America, Goldman Sachs and Deutsche Bank. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts may be marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps, interest rate swaps, equity swap contracts and credit default swaps. To the extent consistent with its investment objective and strategies, the Funds use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. As of June 30, 2024, Multi-Strategies Alternatives has entered into interest rate swap contracts as shown on the Consolidated Schedules of Investments.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Consolidated Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Consolidated Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of June 30, 2024, the Funds have entered into total return swap contracts as shown on the Consolidated Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Consolidated Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Consolidated Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statements of Assets and Liabilities.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds use options for tactical hedging purposes as well as to enhance the Funds’ returns. Additionally, the Funds use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Consolidated Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The Multi-Strategy Alternatives held written/purchased options contracts as of and during the six months ended June 30, 2024.

The Managed Futures and Real Development did not hold any written/purchased options contracts as of and during the six months ended June 30, 2024.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Consolidated Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Dividends and Distributions to Shareholders — Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. All distributions are recorded on ex-dividend date.

3. Credit Derivatives:

The Funds may use credit default swaps to reduce risk where the Funds have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

4. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of June 30, 2024, is as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Consolidated Statements of Assets and Liabilities Location	Fair Value		Consolidated Statements of Assets and Liabilities Location	Fair Value
Multi-Strategy Alternatives
Interest rate contracts	Unrealized appreciation on swap contracts	$709	†	Unrealized depreciation on swap contracts	$1,052	†
Commodity Contracts	Unrealized appreciation on swap contracts	788	†	Unrealized depreciation on swap contracts	1,308	†
Equity Contracts	Unrealized appreciation on futures contracts	7,713	†	Unrealized depreciation on futures contracts	5,990	†
	Unrealized appreciation on swap contracts	3,634	†	Unrealized depreciation on swap contracts	8,458	†
	Options purchased, at value	1,787		Options written, at value	–
Credit Contracts	Unrealized appreciation on swap contracts	164	†	Unrealized depreciation on swap contracts	–
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	–		Unrealized depreciation on forward foreign currency contracts	3
	Unrealized appreciation on swap contracts	2,887	†	Unrealized depreciation on swap contracts	2,108	†
Total derivatives not accounted for as hedging instruments		$17,682			$18,919

Managed Futures
Interest rate contracts	Unrealized appreciation on swap contracts	$–		Unrealized depreciation on swap contracts	$1	†
Equity Contracts	Unrealized appreciation on swap contracts	3	†	Unrealized depreciation on swap contracts	22	†
Credit Contracts	Unrealized appreciation on swap contracts	9	†	Unrealized depreciation on swap contracts	–
Foreign exchange contracts	Unrealized appreciation on swap contracts	–		Unrealized depreciation on swap contracts	1	†
Total derivatives not accounted for as hedging instruments		$12			$24

Real Development
Commodity Contracts	Unrealized appreciation on futures contracts	$37	†	Unrealized depreciation on futures contracts	$336	†
Total derivatives not accounted for as hedging instruments		$37			$336

† Includes cumulative appreciation (depreciation) of futures contracts and swap contracts as reported in the Consolidated Schedules of Investments. Market Value is reported within the Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums. Current day’s variation margin, if any, is reported within the Consolidated Statements of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

The effect of derivative instruments on the Consolidated Statements of Operations for the six months ended June 30, 2024, was as follows:

The amount of realized gain (loss) on derivatives recognized in income ($ Thousands):

Multi-Strategy Alternatives	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$6,166	$—	$(2,143)	$—	$—	$4,023
Foreign exchange contracts	—	—	1,841	—	—	1,841
Credit contracts	—	—	193	—	—	193
Equity contracts	3,843	—	1,361	(4,256)	(3,373)	(2,425)
Commodity contracts	1	—	920	—	—	921
Total	$10,010	$—	$2,172	$(4,256)	$(3,373)	$4,553

Managed Futures	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$—	$—	$3	$—	$—	$3
Foreign exchange contracts	—	—	(1)	—	—	(1)
Equity contracts	—	—	72	—	—	72
Total	$—	$—	$74	$—	$—	$74

Real Development	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$(12)	$—	$—	$—	$—	$(12)
Foreign exchange contracts	(26)	1	—	—	—	(25)
Equity contracts	(51)	—	(43)	—	—	(94)
Commodity contracts	576	—	(2)	—	—	574
Total	$487	$1	$(45)	$—	$—	$443

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($ Thousands):

Multi-Strategy Alternatives	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$8,314	$—	$2,394	$—	$—	$10,708
Foreign exchange contracts	—	(3)	1,052	—	—	1,049
Credit contracts	—	—	(1)	—	—	(1)
Equity contracts	2,634	—	(902)	806	(319)	2,219
Commodity contracts	—	—	(937)	—	—	(937)
Total	$10,948	$(3)	$1,606	$806	$(319)	$13,038

Managed Futures	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest Rates	$—	$—	$(14)	$—	$—	$(14)
Foreign exchange contracts	—	—	(1)	—	—	(1)
Credit contracts	—	—	9	—	—	9
Equity contracts	—	—	25	—	—	25
Total	$—	$—	$19	$—	$—	$19

Real Development	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Equity contracts	$(5)	$—	$(49)	$—	$—	$(54)
Commodity contracts	(296)	—	24	—	—	(272)
Total	$(301)	$—	$(25)	$—	$—	$(326)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts and options contracts activity during the six months ended June 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

For the six months ended June 30, 2024, the average market value amount of forward foreign currency contracts was as follows ($ Thousands):

Multi-Strategy Alternatives
Average Quarterly Market Value Balance Long	$—
Average Quarterly Market Value Balance Short	252

Real Development
Average Quarterly Market Value Balance Long	$195
Average Quarterly Market Value Balance Short	344

For the six months ended June 30, 2024, the average market value amount of futures contracts was as follows ($ Thousands):

Multi-Strategy Alternatives
Average Quarterly Market Value Balance Long	$91,534
Average Quarterly Market Value Balance Short	1,131,273

Real Development
Average Quarterly Market Value Balance Long	$9,568
Average Quarterly Market Value Balance Short	—

For the six months ended June 30, 2024, the average market value amount of interest rate swap contracts was as follows ($ Thousands):

Multi-Strategy Alternatives
Average Quarterly Market Value Balance Long	$635
Average Quarterly Market Value Balance Short	—

For the six months ended June 30, 2024, the average market value amount of credit default swap contracts was as follows ($ Thousands):

Multi-Strategy Alternatives
Average Quarterly Market Value Balance Long	$—
Average Quarterly Market Value Balance Short	25

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

For the six months ended June 30, 2024, the average market value amount of total return swap contracts held by the Funds were as follows ($ Thousands):

Multi-Strategy Alternatives
Average Quarterly Market Value Balance Long	$1,743,352
Average Quarterly Market Value Balance Short	286

Managed Futures
Average Quarterly Market Value Balance Long	$4,231
Average Quarterly Market Value Balance Short	—

Real Development
Average Quarterly Market Value Balance Long	$1,486
Average Quarterly Market Value Balance Short	—

For the six months ended June 30, 2024, the average market value amount of options contracts was as follows ($ Thousands):

Multi-Strategy Alternatives
Average Quarterly Market Value Balance Long	$2,663
Average Quarterly Market Value Balance Short	865

5. Offsetting Assets and Liabilities:

Each Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of June 30, 2024 ($ Thousands):

Multi-Strategy Alternatives	Gross Assets- Recognized in the Consolidated Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Consolidated Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or Received †	Net Amount ‡
Counterparty
Bank of America	$487	$(2,915)	$(2,428)	$2,428	$–
Barclays	65	–	65	–	65
BNP Paribas	2,894	(3,455)	(561)	561	–
Deutsche Bank	1,325	(148)	1,177	–	1,177
Goldman Sachs	341	(2,793)	(2,452)	2,452	–
JPMorgan Chase	496	(1,803)	(1,307)	1,307	–
Macquarie Bank Limited	470	(499)	(29)	29	–
Nomura	–	(2)	(2)	2	–
Societe Generale	1,632	(950)	682	–	682
UBS	2,090	–	2,090	–	2,090
Total	$9,800	$(12,565)	$(2,765)	$6,779	$4,014

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Managed Futures	Gross Assets- Recognized in the Consolidated Statements of Assets and Liabilities	Gross Liabilities- Recognized in the Consolidated Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or Received †	Net Amount ‡
Counterparty
Bank of America	$–	$(6)	$(6)	$6	$–
BNP Paribas	1	–	1	–	1
Deutsche Bank	–	(1)	(1)	–	(1)
Goldman Sachs	9	–	9	–	9
JPMorgan Chase	2	(16)	(14)	–	(14)
Macquarie Bank Limited	–	–	–	–	–
Nomura	–	(1)	(1)	–	(1)
Total	$12	$(24)	$(12)	$6	$(6)

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡ Represents receivable from/payable to counterparty in the event of default.

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended June 30, 2024, Multi-Strategy Alternatives, Managed Futures and Real Development paid the Administrator ($ Thousands) $578, $1 and $26, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Pursuant to the Amended and Restated Distribution and Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds Class I shares are not subject to 12b-1 fees.

8. Investment Advisory Agreement, Co-Investment Management Agreement, and Investment Sub-Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate

Multi-Strategy Alternatives	1.25%
Managed Futures	1.15%
Real Development	0.95%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.25% of each Fund’s average daily net assets until April 30, 2025. Refer to waiver of investment advisory fees and reimbursement from Adviser on the Consolidated Statement of Operations for fees waived for the six months ended June 30, 2024. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if each Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on April 30, 2025.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

For the six months ended June 30, 2024, the Adviser recaptured previously waived fees of ($ Thousands) $537 for the Multi-Strategy Alternatives Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the six months ended June 30, 2024. These amounts may be subject to conditional repayment by the Fund as described below ($ Thousands):

	Expiring Years Ended December 31
	2024	2025	2026	2027
Multi-Strategy Alternatives	$752	$872	$354	$–
Managed Futures	92	210	89	65
Real Development	460	489	91	44

Chiron Investment Management, LLC (“Chiron”) serves as investment co-adviser to Real Development. As compensation for its co-advisory services to the Fund, FS Fund Advisor, LLC pays Chiron a co-advisory fee that is accrued daily and payable quarterly. The co-advisory fee is calculated at an annual rate of 0.475% of the average daily net assets of the portion of the Fund allocated to Chiron.

Multi-Strategy Alternative seeks to achieve its investment objective through a multi-manager approach by which the Adviser allocates the assets of such Fund among a number of Underlying Managers and Alternative Beta Providers that employ a variety of alternative investment strategies. The Underlying Managers each serve as sub-advisers to Multi-Strategy Alternative. The Alternative Beta Providers provide Multi-Strategy Alternative with exposure to Alternative Investment Strategies but are not sub-advisers to Multi-Strategy Alternative.

The Adviser engages the following entities as Underlying Managers to provide investment management services to Multi-Strategy Alternatives: MidOcean Credit Fund Management, L.P., Mariner Investment Group LLC, Electron Capital Partners, LLC and Waterfall Asset Management, LLC.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended June 30, 2024, were as follows ($ Thousands):

	Multi-Strategy Alternatives	Managed Futures	Real Development
Purchases
U.S. Government	$6,386,026	$–	$–
Other	183,283	–	108,520
Sales
U.S. Government	$5,728,323	$–	$–
Other	93,112	–	96,171

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings/(Loss) and Paid-in Capital, as appropriate, in the period that the differences arise.

The tax character of distributions declared during the years ended December 31, 2023 and 2022, were as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Total
Multi-Strategy Alternatives
2023	$48,343	$—	$48,343
2022	26,234	368	26,602
Managed Futures
2023	—	—	—
2022	275	183	458
Real Development
2023	802	—	802
2022	247	2	249

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows ($ Thousands):

	Multi-Strategy Alternatives	Managed Futures	Real Development
Undistributed Ordinary Income	$—	$—	$226
Capital Loss Carryforwards	(17,486)	(32)	(2,877)
Post October Capital and Specified Losses	(7,681)	—	—
Other Temporary Differences	(6,382)	2	(131)
Unrealized Appreciation (Depreciation)	26,151	(29)	2,978
Total Distributable Earnings (Accumulated Losses)	$(5,398)	$(59)	$196

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2023 through December 31, 2023, that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

As of December 31, 2023, the following Funds have capital losses carried forward as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total
Multi-Strategy Alternatives	$17,486	$–	$17,486
Managed Futures	8	24	32
Real Development	2,877	–	2,877

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales, premium amortization on callable bonds, constructive sales gain adjustments, investments in passive foreign investment companies and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2024, were as follows ($ Thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Multi-Strategy Alternatives	$3,088,551	$37,217	$(15,176)	$22,041
Managed Futures	1,522	—	(4)	(4)
Real Development	58,947	4,976	(943)	4,033

11. Concentration of Risks:

Unless otherwise specified, references below to investments by a Fund refer to direct investments made or held by a Fund and/or indirect investments to which a Fund may have exposure through an Alternative Beta Strategy (i.e., a strategy that offers a Fund exposure to the “beta” portion -- or market-related portion -- of the returns of particular investment strategies).

Derivatives Risk (All Funds) — The Fund may invest in Financial Instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Equity Risk (Real Development Fund) — The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies.

Market Risk (All Funds) — Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money.

Interest Rate Risk (Multi-Strategy Alternatives Fund and Managed Futures Funds) — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Wilshire. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Credit/Default Risk (Multi-Strategy Alternatives Fund) — An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

Foreign Investments and Emerging Markets Risk (All Funds) — The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Multi-Manager and Allocation Risk (All Funds) — The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability, based on recommendations from Wilshire, to select Underlying Managers, Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets, based on recommendations from Wilshire, to those Underlying Managers and Alternative Beta Providers. The Fund’s Underlying Managers and/or Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. In addition, some Underlying Managers may have little or no experience managing assets for an open-end fund, which is different from

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

the hedge funds and similar vehicles with which most Underlying Managers have expertise. Mutual funds, unlike hedge funds (with which the Underlying Managers are experienced), are subject to daily inflows and outflows of securities and cash and are subject to certain legal and tax-related restrictions on their investments and operations, including, for example, restrictions on illiquid investments and leverage. Accordingly, an Underlying Manager may not be able to achieve the level of returns for the Fund that the Underlying Manager would be able to achieve if it were managing the same strategy in a hedge fund or similar investment vehicle.

Loans and Other Direct Indebtedness Risk (All Funds) — Investments in loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding loans and loans may be difficult to value. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a loan. Loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Non-Investment Grade Fixed Income Securities Risk (All Funds) — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks.

Commodities Risk (All Funds) — To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some commodity-linked investments are issued by companies in

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Currency Risk (All Funds) — The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Structured Products and Structured Notes Risk (All Funds) — A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.

Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations.

Fixed Income Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Mortgage-Backed and Other Asset-Backed Securities Risk (Multi-Strategy Alternatives Fund) — MBS and other ABS are subject to Credit/Default Risk, Interest Rate Risk, and Prepayment Risk, which are discussed elsewhere in this “Principal Risks” section, as well as the risk of declining values of underlying collateral assets. Small movements in interest rates may dramatically affect the value of certain mortgage- and asset-backed securities. The following provides additional information on certain of these and other risks associated with investments in MBS and ABS.

General MBS Risk. MBS may experience significantly greater price and yield volatility than traditional debt securities. In some cases, price and yield volatility in MBS can be substantial, including the potential for a complete loss of expected future cashflow based on the prepayment behavior of underlying borrowers. The price and yield sensitivity of IO and principal-only securities may be much greater than that of the underlying pass-through security with respect to unanticipated changes in prepayments, interest rates and other factors.

Prepayment rates for underlying borrowers are a key determinant of the cash flow behavior of MBS generally, and for IO bonds in particular, and are influenced by changes in current interest rates and a variety of other factors including but not limited to economic, geographic, social, and other factors, which cannot be predicted with certainty. Both adjustable-rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lower rate of principal prepayments in an increasing interest rate environment. Changes in prepayment behavior of underlying borrowers is often to the detriment of MBS. Prepayment volatility is an important risk factor for holders of MBS, and may materially impact the performance of the Fund including the potential for a complete loss of expected future cashflows on IO investments

Agency MBS Risk. Agency MBS are subject to all risks generally applicable to MBS, but protection from credit losses is generally subject to a guarantee from the issuing or guaranteeing U.S. government agency. There is no guarantee that such credit support will exist in the future. Further, this guarantee is not intended to protect against non-credit related investment losses, including but not limited to the impact of loan prepayment behavior, interest rate movements, reduction in interest proceeds, changes in the timing of principal repayment and other factors not explicitly related to a credit loss. No agency guarantee should be viewed as a complete protection against capital depreciation.

Non-Agency Residential MBS/Commercial MBS/ABS (“Non-Agency Assets”) Risk. Non-Agency Assets are not issued by U.S. government agencies or instrumentalities, but by private entities such as banks, savings and loans, mortgage bankers, securitization vehicles and other nongovernmental issuers, and are not guaranteed by the U.S. government or any agency. Accordingly,

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Non-Agency Assets are subject to heightened risk of loss, including but not limited to the loss of principal or credit risk.

Swap Agreements Risk (All Funds) — In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Prepayment Risk (Multi-Strategy Alternatives Fund) The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns.

Model and Technology Risk (All Funds) — The Adviser, Underlying Managers, and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external source.

Event-Driven Trading Risk (Multi-Strategy Alternatives Fund) — The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Arbitrage Strategies Risk (Multi-Strategy Alternatives Fund) — The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

The Fund may also employ convertible arbitrage investing strategies, which involve investing in convertible securities that appear incorrectly valued relative to their theoretical value. Convertible arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss. The success of convertible arbitrage investing activities will depend on the Adviser’s and/or an Underlying Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Adviser and/or an Underlying Manager will be able to locate investment opportunities or to correctly exploit price discrepancies.

High Portfolio Turnover Risk (All Funds) — Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Convertible Securities Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

Volatility Risk (All Funds) — The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value (“NAV”) per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Counterparty Risk (All Funds) — The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Market Capitalization Risk (Small-, Mid- and Large-Cap Stocks Risk) (Real Development Fund) — To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid-cap capitalization stocks may be more volatile and more affected by sector or market events than larger-capitalization stocks.

Short Sales Risk (Multi-Strategy Alternatives Fund) — A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

Hedging Transactions Risk (All Funds) — The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

Investment Style Risk (All Funds) — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Risks also exist that Underlying Managers may fail to fully adhere to stated or agreed-upon investment strategies and goals. An Underlying Manager may make certain changes to the strategies that the manager has previously used, may not use such strategies at all, may use additional strategies or may lose a license permitting the use of a proprietary model. Such changes may not be fully disclosed to the Fund’s Board of Trustees or the Adviser. As a result, the Fund’s portfolio could correlate with broader securities markets more closely than anticipated, or may otherwise fail to achieve desired performance.

Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non-traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges.

Rule 144A and Other Exempted Securities Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — The Fund may invest in privately placed and other securities or instruments exempt from Securities and Exchange Commission (“SEC”) registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk.

Valuation Risk (All Funds) — The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Leverage Risk (All Funds) — Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, Financial Instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested or the margin it supplies to its counterparty on the instrument. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements.

Cyber Security and Operational Risk (All Funds) — The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

Issuer Risk (All Funds) — An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors.

Liquidity Risk (All Funds) — Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Regulatory Risk (All Funds) — Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Tax Risk (All Funds) — To comply with its asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with the Fund’s calculation under the asset diversification test which could cause the Fund to fail to qualify as a RIC.

The tax treatment of certain commodity investments and derivative instruments in which the Fund may invest may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC could cause the Fund to become subject to federal income tax, thereby diminishing the returns for shareholders.

Investment in Other Investment Companies Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share.

Custody Risk (All Funds) — The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Subsidiary Risk (All Funds) — By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Non-U.S. Government Securities Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Real Estate-Related Investment Risk (Real Development Fund) — Investments in REITs and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. U.S. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Highly Leveraged Transactions Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — The loans or other debt instruments in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or other debt instruments that are part of highly leveraged

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transactions involve a greater risk (including default and bankruptcy) than other investments.

Non-Diversification Risk (All Funds) — The Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Activist Strategies Risk (All Funds) — The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful.

Exchange-Traded Product Risk (Real Development Fund) — The Fund may invest in long (or short) positions in ETFs, ETVs and ETNs (collectively with ETFs and ETVs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Limited Capacity Risk (Multi-Strategy Alternatives Fund) — Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Preferred Stock Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

U.S. Government Securities Risk (Multi-Strategy Alternatives Fund) — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future.

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Contracts for Differences Risk (All Funds) — As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. There may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. Adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract may be reduced. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Fund’s financial risk.

Depositary Receipts Risk (Multi-Strategy Alternatives Fund and Real Development Fund) — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Municipal Securities Risk (Multi-Strategy Alternatives Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Unregistered Fund Risk (All Funds) — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the 1940 Act. Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the

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1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

As part of the Fund’s investments in unregistered funds, the Fund may invest in limited partnership interests. There may be fewer protections afforded to investors in a limited partnership than investors in a corporation. In addition, limited partnerships may be subject to state taxation in certain jurisdictions which may reduce the amount of income paid by the limited partnership to its investors. In addition, investments in limited partnerships may be illiquid and may not have daily pricing information available for their investors, which will require a Fund to employ fair value procedures to value its holdings in such investments.

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

12. Concentration of Shareholders:

At June 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Multi-Strategy Alternatives
Class A	2	76%
Class I	3	57%
Managed Futures
Class A	1	100%
Class I	1	100%
Real Development
Class A	2	100%
Class I	1	36%

13. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot

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be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2024.

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BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE SUB-ADVISORY AGREEMENT (FORM N-CSRS ITEM 11)

FS Multi-Strategy Alternatives Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreement must be approved by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 17-18, 2024 to decide whether to approve the following agreement (the “New Sub-Advisory Agreement”) for an initial two-year term:

●	the Sub-Advisory Agreement between the Adviser and Magnetar Asset Management LLC (“Magnetar”) on behalf of the FS Multi-Strategy Alternatives Fund.

In preparation for the Meeting, the Trustees requested that the Adviser and Magnetar furnish information necessary to evaluate the terms of the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, Magnetar and other service providers of the Fund presented or submitted to the Board at the Meeting, to help them decide whether to approve the New Sub-Advisory Agreement for an initial two-year term..

Specifically, the Board requested and received written materials from the Adviser, Magnetar and other service providers of the Fund regarding, among other things: (i) the nature, extent and quality of the services to be provided by Magnetar; (ii) Magnetar’s investment management personnel; (iii) Magnetar’s operations and financial condition; (iv) the proposed sub-advisory fee to be paid to Magnetar; (v) Magnetar’s compliance program, including a description of any material compliance matters; (vi) Magnetar’s policies on and compliance procedures for personal securities transactions; (vii) Magnetar’s investment experience; and (viii) the Adviser’s rationale for recommending Magnetar.

Representatives from the Adviser and Magnetar, along with other Fund service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Trustees evaluate Magnetar’s services, fee and other aspects of the New Sub-Advisory Agreement. Based on their evaluation of the information provided by the Adviser and Magnetar, the Trustees, including all of the Trustees who are not parties to the New Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

New Sub-Advisory Agreement (the “Independent Trustees”) received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser, and Magnetar.

At the Meeting, the Board, including a majority of the Independent Trustees, voting separately, approved the New Sub-Advisory Agreement. In considering the approval of the New Sub-Advisory Agreement, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by Magnetar; and (ii) the fee to be paid to Magnetar, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by Magnetar

In considering the nature, extent and quality of the services to be provided by Magnetar, the Board reviewed the portfolio management services to be provided by Magnetar to the Fund, including the quality and continuity of Magnetar’s portfolio management personnel, the resources of Magnetar and Magnetar’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New Sub-Advisory Agreement. The Trustees also reviewed Magnetar’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of Magnetar. The most recent investment adviser registration form (“Form ADV”) for Magnetar was available to the Board, as was the response of Magnetar to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by Magnetar to the Fund.

The Trustees also considered other services to be provided to the Fund by Magnetar such as monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by Magnetar would be satisfactory.

Costs of Advisory Services

In considering the sub-advisory fee payable by the Adviser to Magnetar, the Trustees reviewed, among other things, the proposed sub-advisory fee to be paid to Magnetar. The Trustees also considered that the Adviser, not the Fund, would pay Magnetar pursuant to the New Sub-Advisory Agreement, that the sub-advisory fee payable to Magnetar would thus not increase the overall management fee payable by the Fund, and that the fee payable to Magnetar would reflect an arms-length negotiation between the Adviser and Magnetar. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by Magnetar.

THE ADVISORS’ INNER CIRCLE FUND III	FS INVESTMENTS JUNE 30, 2024 (Unaudited)

Investment Performance, Profitability and Economies of Scale

Because Magnetar is new to the Fund, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that Magnetar might achieve with respect to the Fund or the extent to which economies of scale would be realized by Magnetar as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding Magnetar’s investment performance with respect to the Fund, Magnetar’s profitability, or the extent to which economies of scale would be realized by Magnetar as the assets of the Fund grow, but will do so during future considerations of the New Sub-Advisory Agreement.

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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FS Investments

P.O. Box 588

Portland, ME 04112

1-877-924-4766

Adviser:

FS Fund Advisor, LLC

206 Rouse Boulevard

Philadelphia, PA 19112

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CHI-SA-002-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024